UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21323

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Limited Duration Income
Fund (EVV)
Semiannual Report
September 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report September 30, 2023
Eaton Vance
Limited Duration Income Fund

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Performance

Portfolio Manager(s) Catherine C. McDermott, Andrew Szczurowski, CFA, Eric A. Stein, CFA and Kelley Gerrity
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	05/30/2003	2.25%	11.17%	2.32%	4.14%
Fund at Market Price	—	(3.49)	9.65	2.81	3.33

Bloomberg U.S. Aggregate Bond Index	—	(4.05)%	0.64%	0.10%	1.13%
Blended Index	—	1.57	7.97	2.15	2.97
% Premium/Discount to NAV[3]
As of period end	(11.46)%
Distributions [4]
Total Distributions per share for the period	$0.470
Distribution Rate at NAV	9.20%
Distribution Rate at Market Price	10.39
% Total Leverage[5]
Auction Preferred Shares (APS)	12.44%
Borrowings	19.18
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Fund Profile

Asset Allocation (% of total investments)[1]
Footnotes:
[1]	Including the Fund’s use of leverage, Asset Allocation as a percentage of the Fund's net assets amounted to 164.3%.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Blended Index consists of 33.33% Morningstar® LSTA® US Leveraged Loan IndexSM, 33.33% ICE BofA Single-B U.S. High Yield Index and 33.34% ICE BofA U.S. Mortgage-Backed Securities Index, rebalanced monthly. Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Prior to August 29, 2022, the index name was S&P/LSTA Leveraged Loan Index. ICE BofA Single-B U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds with a credit quality rating of B. ICE BofA U.S. Mortgage-Backed Securities Index is an unmanaged index of fixed rate residential mortgage pass-through securities issued by U.S. agencies. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the five- and ten-year periods is the impact of the 2018 tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 92% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower. Pursuant to the Fund’s Dividend Reinvestment Plan, if the NAV per share on the distribution payment date is equal to or less than the market price per share plus estimated brokerage commissions, then new shares are issued. The number of shares shall be determined by the greater of the NAV per share or 95% of the market price. Otherwise, shares generally are purchased on the open market by the Plan’s agent.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions in any period may be more or less than the net return earned by the Fund on its investments, and therefore should not be used as a measure of performance or confused with “yield” or “income.” Distributions in excess of Fund returns may include a return of capital which, over time, will cause the Fund’s net assets and net asset value per share to erode. When the Fund’s distributions include amounts from sources other than net investment income, shareholders are notified. The final determination of the tax characteristics of Fund distributions will occur after the end of the year, at which time that determination will be reported to shareholders.
[5]	Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective October 18, 2023, the Fund’s portfolio management team includes Catherine C. McDermott, Kelley Gerrity, Tara O’Brien and Andrew Szczurowski.
On January 26, 2023, the Fund’s Board of Trustees voted to exempt, on a going forward basis, all prior and, until further notice, new acquisitions of Fund shares that otherwise might be deemed “Control Share Acquisitions” under the Fund’s By-Laws from the Control Share Provisions of the Fund’s By-Laws.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 9.4%
Security	Principal Amount (000's omitted)	Value
Alinea CLO, Ltd., Series 2018-1A, Class E, 11.588%, (3 mo. SOFR + 6.26%), 7/20/31(1)(2)	$1,000	$ 920,195
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 12.48%, (3 mo. SOFR + 7.17%), 1/15/32(1)(2)	500	439,478
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 11.807%, (3 mo. SOFR + 6.44%), 11/10/30(1)(2)	2,000	1,675,814
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 12.42%, (3 mo. SOFR + 7.11%), 4/17/33(1)(2)	2,000	1,823,496
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 11.27%, (3 mo. SOFR + 5.96%), 7/15/30(1)(2)	2,000	1,745,634
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 12.27%, (3 mo. SOFR + 6.96%), 1/17/32(1)(2)	3,000	2,932,233
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 11.92%, (3 mo. SOFR + 6.61%), 7/15/32(1)(2)	3,000	2,812,476
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 12.32%, (3 mo. SOFR + 7.01%), 10/15/34(1)(2)	4,500	4,443,318
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 12.256%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	1,856,466
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 12.428%, (3 mo. SOFR + 7.10%), 4/20/34(1)(2)	1,000	918,616
BlueMountain CLO XXV, Ltd., Series 2019-25A, Class ER, 12.82%, (3 mo. SOFR + 7.51%), 7/15/36(1)(2)	2,000	1,812,930
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.718%, (3 mo. SOFR + 7.39%), 10/20/34(1)(2)	2,500	2,387,172
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 12.008%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,826,774
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 12.876%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	966,839
BlueMountain CLO, Ltd.:
Series 2016-3A, Class ER, 11.576%, (3 mo. SOFR + 6.21%), 11/15/30(1)(2)	2,000	1,678,650
Series 2018-1A, Class E, 11.581%, (3 mo. SOFR + 6.21%), 7/30/30(1)(2)	1,000	814,648
Bryant Park Funding, Ltd., Series 2023- 21A, Class D, 10/18/36(1)(2)(3)	3,000	3,011,760
Canyon Capital CLO, Ltd.:
Series 2016-2A, Class ER, 11.57%, (3 mo. SOFR + 6.26%), 10/15/31(1)(2)	3,350	2,996,093
Series 2019-2A, Class ER, 12.32%, (3 mo. SOFR + 7.01%), 10/15/34(1)(2)	1,000	931,639
Security	Principal Amount (000's omitted)	Value
Carlyle CLO C17, Ltd., Series C17A, Class DR, 11.631%, (3 mo. SOFR + 6.26%), 4/30/31(1)(2)	$1,750	$ 1,523,646
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 12.073%, (3 mo. SOFR + 6.76%), 1/14/32(1)(2)	2,000	1,666,938
Series 2014-4RA, Class D, 11.22%, (3 mo. SOFR + 5.91%), 7/15/30(1)(2)	1,250	1,074,589
Series 2015-5A, Class DR, 12.288%, (3 mo. SOFR + 6.96%), 1/20/32(1)(2)	1,000	873,597
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 12.088%, (3 mo. SOFR + 6.76%), 10/20/32(1)(2)	1,500	1,347,312
Clover CLO, Ltd., Series 2019-1A, Class ER, 12.01%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	2,877	2,801,246
Dryden Senior Loan Fund:
Series 2015-41A, Class ER, 10.87%, (3 mo. SOFR + 5.56%), 4/15/31(1)(2)	2,000	1,687,374
Series 2016-42A, Class ER, 11.12%, (3 mo. SOFR + 5.81%), 7/15/30(1)(2)	1,000	863,217
Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 11.676%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,000	988,095
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 12.458%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	1,988,686
Galaxy XIX CLO, Ltd., Series 2015-19A, Class D2R, 12.607%, (3 mo. SOFR + 7.26%), 7/24/30(1)(2)	1,600	1,393,083
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 12.215%, (3 mo. SOFR + 6.91%), 10/15/30(1)(2)	3,275	3,061,218
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 10.838%, (3 mo. SOFR + 5.51%), 4/20/31(1)(2)	1,100	993,704
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 11.563%, (3 mo. SOFR + 6.21%), 10/25/31(1)(2)	1,000	925,913
Golub Capital Partners CLO 37B, Ltd., Series 2018-37A, Class E, 11.338%, (3 mo. SOFR + 6.01%), 7/20/30(1)(2)	3,000	2,966,961
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 12.426%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,868,880
Madison Park Funding XVII, Ltd., Series 2015-17A, Class ER, 12.095%, (3 mo. SOFR + 6.76%), 7/21/30(1)(2)	2,000	1,907,526
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 12.358%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	3,000	2,973,426
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 11.72%, (3 mo. SOFR + 6.41%), 7/15/33(1)(2)	3,500	3,387,447
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 11.63%, (3 mo. SOFR + 6.32%), 10/17/30(1)(2)	1,500	1,364,708
Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 11.788%, (3 mo. SOFR + 6.46%), 1/20/31(1)(2)	2,000	1,887,790

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 31, Ltd., Series 2019-31A, Class ER, 12.088%, (3 mo. SOFR + 6.76%), 4/20/31(1)(2)	$1,000	$ 955,667
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.851%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,000	1,941,898
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	3,241	2,923,676
Octagon 68, Ltd.:
Series 2023-1A, Class D, 10/20/36(1)(2)(3)	5,000	5,000,000
Series 2023-1A, Class E, 10/20/36(1)(2)(3)	2,000	1,970,000
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.42%, (3 mo. SOFR + 6.11%), 10/17/31(1)(2)	2,000	1,871,944
Series 2018-2A, Class D, 11.17%, (3 mo. SOFR + 5.86%), 7/16/31(1)(2)	1,000	968,651
Series 2019-1A, Class DR, 12.131%, (3 mo. SOFR + 6.76%), 11/14/34(1)(2)	2,000	1,954,884
Series 2021-3A, Class E, 11.72%, (3 mo. SOFR + 6.41%), 1/15/35(1)(2)	2,500	2,448,702
RAD CLO 5, Ltd., Series 2019-5A, Class E, 12.307%, (3 mo. SOFR + 6.96%), 7/24/32(1)(2)	4,550	4,429,875
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 11.57%, (3 mo. SOFR + 6.26%), 4/17/30(1)(2)	450	422,736
Regatta XII Funding, Ltd., Series 2019-1A, Class ER, 11.92%, (3 mo. SOFR + 6.61%), 10/15/32(1)(2)	2,000	1,978,980
Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 11.52%, (3 mo. SOFR + 6.21%), 7/15/31(1)(2)	2,000	1,740,790
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 11.563%, (3 mo. SOFR + 6.21%), 10/25/31(1)(2)	1,000	923,209
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 12.57%, (3 mo. SOFR + 7.26%), 1/15/33(1)(2)	1,800	1,808,926
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 11.838%, (3 mo. SOFR + 6.51%), 7/20/31(1)(2)	1,000	771,718
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 12.358%, (3 mo. SOFR + 7.03%), 7/20/32(1)(2)	575	498,664
Voya CLO, Ltd.:
Series 2015-3A, Class DR, 11.788%, (3 mo. SOFR + 6.46%), 10/20/31(1)(2)	3,000	2,404,833
Series 2016-3A, Class DR, 11.652%, (3 mo. SOFR + 6.34%), 10/18/31(1)(2)	1,400	1,110,876
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 12.81%, (3 mo. SOFR + 7.50%), 4/15/33(1)(2)	2,000	1,806,828
Total Asset-Backed Securities (identified cost $118,647,387)		$ 111,472,444

Closed-End Funds — 1.6%
Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,188,579	$ 18,887,437
Total Closed-End Funds (identified cost $26,062,179)		$ 18,887,437

Collateralized Mortgage Obligations — 12.0%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	$2,835	$ 2,492,939
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	0 (5)	333
Series 1620, Class Z, 6.00%, 11/15/23	1	517
Series 1702, Class PZ, 6.50%, 3/15/24	51	50,746
Series 2113, Class QG, 6.00%, 1/15/29	136	134,616
Series 2122, Class K, 6.00%, 2/15/29	27	26,400
Series 2130, Class K, 6.00%, 3/15/29	18	18,102
Series 2167, Class BZ, 7.00%, 6/15/29	21	21,394
Series 2182, Class ZB, 8.00%, 9/15/29	202	205,356
Series 2198, Class ZA, 8.50%, 11/15/29	190	192,406
Series 2458, Class ZB, 7.00%, 6/15/32	327	332,794
Series 3762, Class SH, 0.00%, (9.77% - 30-day average SOFR x 2.00, Floor 0.00%), 11/15/40(6)	379	274,012
Series 4273, Class PU, 4.00%, 11/15/43	2,263	1,956,784
Series 4273, Class SP, 0.00%, (11.69% - 30-day average SOFR x 2.67, Floor 0.00%), 11/15/43(6)	503	370,818
Series 4678, Class PC, 3.00%, 1/15/46	2,336	2,116,136
Series 5028, Class TZ, 2.00%, 10/25/50	2,644	1,267,524
Series 5035, Class AZ, 2.00%, 11/25/50	8,105	3,484,348
Series 5083, Class SK, 0.00%, (3.87% - 30-day average SOFR x 1.33, Floor 0.00%), 3/25/51(6)	2,047	1,091,377
Series 5327, Class B, 6.00%, 8/25/53	5,000	4,903,176
Interest Only:(7)
Series 284, Class S6, 0.672%, (5.99% - 30-day average SOFR), 10/15/42(6)	1,044	86,916
Series 362, Class C7, 3.50%, 9/15/47	4,322	788,544
Series 362, Class C11, 4.00%, 12/15/47	4,018	833,353
Series 4067, Class JI, 3.50%, 6/15/27	541	21,561
Series 4070, Class S, 0.672%, (5.99% - 30-day average SOFR), 6/15/32(6)	2,318	117,435
Series 4088, Class EI, 3.50%, 9/15/41	20	29
Series 4094, Class CS, 0.572%, (5.89% - 30-day average SOFR), 8/15/42(6)	612	49,035
Series 4095, Class HS, 0.672%, (5.99% - 30-day average SOFR), 7/15/32(6)	474	14,653
Series 4109, Class ES, 0.722%, (6.04% - 30-day average SOFR), 12/15/41(6)	81	6,749

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4110, Class SA, 0.222%, (5.54% - 30-day average SOFR), 9/15/42(6)	$1,965	$ 105,772
Series 4149, Class S, 0.822%, (6.14% - 30-day average SOFR), 1/15/33(6)	1,239	67,441
Series 4188, Class AI, 3.50%, 4/15/28	431	15,211
Series 4203, Class QS, 0.822%, (6.14% - 30-day average SOFR), 5/15/43(6)	2,265	116,046
Series 4408, Class IP, 3.50%, 4/15/44	1,421	190,027
Series 4435, Class BI, 3.50%, 7/15/44	2,965	460,107
Series 4629, Class QI, 3.50%, 11/15/46	1,187	240,485
Series 4644, Class TI, 3.50%, 1/15/45	1,290	191,919
Series 4744, Class IO, 4.00%, 11/15/47	2,073	408,655
Series 4749, Class IL, 4.00%, 12/15/47	923	182,568
Series 4793, Class SD, 0.772%, (6.09% - 30-day average SOFR), 6/15/48(6)	4,402	396,570
Series 4966, Class SY, 0.621%, (5.94% - 30-day average SOFR), 4/25/50(6)	11,455	1,123,274
Principal Only:(8)
Series 242, Class PO, 0.00%, 11/15/36	1,784	1,381,230
Series 259, Class PO, 0.00%, 4/15/39	1,126	857,748
Series 3606, Class PO, 0.00%, 12/15/39	1,197	890,785
Series 4417, Class KO, 0.00%, 12/15/43	184	113,287
Series 4478, Class PO, 0.00%, 5/15/45	564	394,273
Federal National Mortgage Association:
Series G93-35, Class ZQ, 6.50%, 11/25/23	5	5,073
Series G93-40, Class H, 6.40%, 12/25/23	3	2,554
Series 1994-45, Class Z, 6.50%, 2/25/24	1	785
Series 1994-89, Class ZQ, 8.00%, 7/25/24	34	33,974
Series 1996-57, Class Z, 7.00%, 12/25/26	82	81,401
Series 1997-77, Class Z, 7.00%, 11/18/27	52	52,523
Series 1998-44, Class ZA, 6.50%, 7/20/28	66	66,062
Series 1999-45, Class ZG, 6.50%, 9/25/29	19	18,718
Series 2000-22, Class PN, 6.00%, 7/25/30	259	256,540
Series 2002-21, Class PE, 6.50%, 4/25/32	183	186,839
Series 2005-75, Class CS, 2.482%, (23.74% - 30-day average SOFR x 4.00), 9/25/35(6)	541	558,153
Series 2007-74, Class AC, 5.00%, 8/25/37	2,102	2,061,128
Series 2011-49, Class NT, 6.00%, (64.86% - 30-day average SOFR x 10.00, Cap 6.00%), 6/25/41(6)	212	196,154
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,307	1,007,291
Series 2013-6, Class TA, 1.50%, 1/25/43	1,195	1,007,327
Series 2013-67, Class NF, 5.00%, (30-day average SOFR + 1.11%), 7/25/43(2)	947	854,135
Series 2017-15, Class LE, 3.00%, 6/25/46	456	438,620
Series 2017-48, Class LG, 2.75%, 5/25/47	1,346	1,128,548
Interest Only:(7)
Series 2011-101, Class IC, 3.50%, 10/25/26	1,242	36,174
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2011-101, Class IE, 3.50%, 10/25/26	$400	$ 11,414
Series 2012-33, Class CI, 3.50%, 3/25/27	634	13,117
Series 2012-118, Class IN, 3.50%, 11/25/42	2,883	571,606
Series 2012-124, Class IO, 1.484%, 11/25/42(9)	1,239	56,353
Series 2012-125, Class IG, 3.50%, 11/25/42	9,042	1,921,091
Series 2012-150, Class SK, 0.721%, (6.04% - 30-day average SOFR), 1/25/43(6)	1,695	139,915
Series 2013-12, Class SP, 0.221%, (5.54% - 30-day average SOFR), 11/25/41(6)	301	3,191
Series 2013-15, Class DS, 0.771%, (6.09% - 30-day average SOFR), 3/25/33(6)	3,752	166,590
Series 2013-16, Class SY, 0.721%, (6.04% - 30-day average SOFR), 3/25/43(6)	902	102,227
Series 2013-54, Class HS, 0.871%, (6.19% - 30-day average SOFR), 10/25/41(6)	12	18
Series 2013-64, Class PS, 0.821%, (6.14% - 30-day average SOFR), 4/25/43(6)	1,246	67,021
Series 2013-75, Class SC, 0.821%, (6.14% - 30-day average SOFR), 7/25/42(6)	1,586	27,562
Series 2014-32, Class EI, 4.00%, 6/25/44	339	59,381
Series 2014-55, Class IN, 3.50%, 7/25/44	726	148,369
Series 2014-89, Class IO, 3.50%, 1/25/45	963	207,261
Series 2015-52, Class MI, 3.50%, 7/25/45	838	168,785
Series 2018-21, Class IO, 3.00%, 4/25/48	3,872	684,973
Series 2019-1, Class AS, 0.571%, (5.89% - 30-day average SOFR), 2/25/49(6)	6,286	342,832
Series 2019-33, Class SK, 0.621%, (5.94% - 30-day average SOFR), 7/25/49(6)	4,083	303,714
Series 2020-23, Class SP, 0.621%, (5.94% - 30-day average SOFR), 2/25/50(6)	3,549	351,728
Principal Only:(8)
Series 379, Class 1, 0.00%, 5/25/37	1,116	847,313
Series 2006-8, Class WQ, 0.00%, 3/25/36	1,869	1,480,084
Government National Mortgage Association:
Series 2017-121, Class DF, 5.00%, (1 mo. SOFR + 0.61%), 8/20/47(2)	3,119	2,945,530
Series 2017-137, Class AF, 5.00%, (1 mo. SOFR + 0.61%), 9/20/47(2)	1,635	1,542,999
Series 2018-6, Class JZ, 4.00%, 1/20/48	5,204	4,557,477
Series 2021-160, Class NZ, 3.00%, 9/20/51	1,514	787,629
Series 2021-165, Class MZ, 2.50%, 9/20/51	9,209	4,941,949
Series 2022-189, Class US, 3.248%, (22.73% - 30-day average SOFR x 3.667), 11/20/52(6)	4,486	4,163,383
Series 2023-56, Class ZE, 6.00%, 4/20/53	10,253	9,491,032
Series 2023-63, Class S, 3.064%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(6)	4,936	4,500,195
Series 2023-65, Class SD, 3.064%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(6)	5,968	5,704,395
Series 2023-96, Class BL, 6.00%, 7/20/53	4,326	4,236,292
Series 2023-96, Class DB, 6.00%, 7/20/53	2,500	2,444,831

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-97, Class CB, 6.00%, 7/20/53	$10,000	$ 9,907,751
Series 2023-99, Class AL, 6.00%, 7/20/53	2,500	2,445,172
Series 2023-102, Class SG, 2.742%, (22.55% - 30-day average SOFR x 3.727), 7/20/53(6)	8,398	7,630,503
Series 2023-115, Class AL, 6.00%, 8/20/53	8,500	8,333,922
Series 2023-116, Class CY, 6.00%, 8/20/53	5,000	4,890,295
Series 2023-133, Class S, 5.66%, (21.60% - 30-day average SOFR x 3.00), 9/20/53(6)	4,300	4,153,351
Series 2023-149, Class S, (21.45% - 30-day average SOFR x 3.00), 10/20/53(3)(6)	5,000	4,986,570
Interest Only:(7)
Series 2017-104, Class SD, 0.761%, (6.08% - 1 mo. SOFR), 7/20/47(6)	2,424	204,935
Series 2020-151, Class AI, 2.00%, 10/20/50	11,645	1,427,132
Series 2020-154, Class PI, 2.50%, 10/20/50	10,573	1,415,781
Series 2020-176, Class HI, 2.50%, 11/20/50	12,354	1,661,957
Series 2021-131, Class QI, 3.00%, 7/20/51	10,035	1,260,257
Series 2021-193, Class IU, 3.00%, 11/20/49	21,186	2,843,528
Series 2021-209, Class IW, 3.00%, 11/20/51	13,848	1,789,428
Total Collateralized Mortgage Obligations (identified cost $193,000,760)		$ 141,926,289

Commercial Mortgage-Backed Securities — 5.8%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(9)	$910	$ 301,055
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(9)	3,505	775,904
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.709%, 2/15/50(1)(9)	2,200	1,458,403
BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 6.547%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	2,000	1,925,011
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class C, 4.911%, 1/10/48(9)	1,300	1,118,091
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(9)	3,500	2,679,251
Series 2016-C7, Class D, 4.514%, 12/10/54(1)(9)	1,675	1,157,300
CGMS Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,100	883,357
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.828%, 8/10/50(1)(9)	7,400	6,635,487
Series 2014-CR21, Class C, 4.564%, 12/10/47(9)	2,000	1,848,232
Series 2015-CR22, Class D, 4.203%, 3/10/48(1)(9)	4,100	3,232,593
Security	Principal Amount (000's omitted)	Value
CSMC Trust:
Series 2016-NXSR, Class C, 4.574%, 12/15/49(9)	$2,770	$ 1,944,848
Series 2016-NXSR, Class D, 4.574%, 12/15/49(1)(9)	3,000	1,904,133
Series 2020-TMIC, Class A, 8.948%, (1 mo. SOFR + 3.614%), 12/15/35(1)(2)	2,100	2,098,510
Series 2021-WEHO, Class A, 9.417%, (1 mo. SOFR + 4.083%), 4/15/26(1)(2)	72	70,502
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.679%, (30-day average SOFR + 3.364%), 10/25/49(1)(2)	1,497	1,463,722
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.70%, 9/15/47(1)(9)	5,276	3,567,039
Series 2014-C23, Class D, 4.129%, 9/15/47(1)(9)	3,488	2,899,475
Series 2014-C25, Class D, 4.081%, 11/15/47(1)(9)	4,400	1,863,864
Series 2015-C29, Class D, 3.827%, 5/15/48(9)	2,000	1,311,879
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.116%, 1/15/46(1)(9)	608	559,721
Series 2013-C16, Class D, 5.10%, 12/15/46(1)(9)	3,500	3,017,870
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,600	380,835
Series 2021-MHC, Class C, 6.747%, (1 mo. SOFR + 1.414%), 4/15/38(1)(2)	1,900	1,869,625
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.438%, 6/15/47(9)(10)	363	328,827
Series 2015-C23, Class D, 4.276%, 7/15/50(1)(9)(10)	2,670	2,253,613
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(10)	3,577	2,569,828
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(9)(10)	1,600	1,057,262
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(10)	4,489	2,372,598
Series 2019-BPR, Class C, 8.972%, (1 mo. SOFR + 3.642%), 5/15/36(1)(2)(10)	1,845	1,746,482
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.103%, 4/10/46(1)(9)	4,398	3,645,737
VMC Finance, LLC, Series 2021-HT1, Class B, 9.945%, (1 mo. SOFR + 4.614%), 1/18/37(1)(2)	6,000	5,691,163
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 4.087%, 7/15/46(1)(9)	3,000	598,417
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	1,873,748
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,850	1,316,033
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	1,500	869,149
Total Commercial Mortgage-Backed Securities (identified cost $86,349,267)		$ 69,289,564

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.6%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services, LLC(11)(12)(13)	30	$ 0
		$ 0
Chemicals — 0.0%
Flint Campfire Topco, Ltd.(12)(13)	43,048	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(12)(13)	26,092	$ 547,932
Phoenix Services International, LLC(12)(13)	17,026	170,260
Phoenix Services International, LLC(12)(13)	1,554	15,540
		$ 733,732
Containers and Glass Products — 0.1%
LG Parent Holding Co.(12)(13)	166,175	$ 1,262,930
		$ 1,262,930
Electronics/Electrical — 0.0%(14)
Skillsoft Corp.(12)(13)	143,062	$ 126,810
		$ 126,810
Entertainment — 0.0%(14)
New Cineworld, Ltd.(12)(13)	12,854	$ 304,212
		$ 304,212
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(11)(12)(13)	42,374	$ 0
		$ 0
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(12)(13)	246,099	$ 3,645,341
Serta SSB Equipment Co.(12)(13)	246,099	0
		$ 3,645,341
Investment Companies — 0.0%(14)
Aegletes B.V.(13)	11,215	$ 27,056
Jubilee Topco, Ltd., Class A(11)(12)(13)	807,124	0
		$ 27,056
Security	Shares	Value
Media — 0.1%
National CineMedia, Inc.(12)(13)	147,914	$ 664,134
		$ 664,134
Nonferrous Metals/Minerals — 0.0%(14)
ACNR Holdings, Inc., Class A(12)(13)	3,818	$ 342,348
		$ 342,348
Oil and Gas — 0.0%(14)
AFG Holdings, Inc.(11)(12)(13)	29,751	$ 61,287
McDermott International, Ltd.(12)(13)	93,940	23,955
		$ 85,242
Pharmaceuticals — 0.0%(14)
Covis Midco 1 S.a.r.l., Class A(12)(13)	560	$ 285
Covis Midco 1 S.a.r.l., Class B(12)(13)	560	285
Covis Midco 1 S.a.r.l., Class C(12)(13)	560	286
Covis Midco 1 S.a.r.l., Class D(12)(13)	560	286
Covis Midco 1 S.a.r.l., Class E(12)(13)	560	286
		$ 1,428
Retailers (Except Food and Drug) — 0.0%(14)
David’s Bridal, LLC(11)(12)(13)	40,851	$ 0
Phillips Feed Service, Inc.(11)(12)(13)	582	27,774
		$ 27,774
Telecommunications — 0.0%
Global Eagle Entertainment(11)(12)(13)	37,259	$ 0
		$ 0
Utilities — 0.0%(14)
Longview Intermediate Holdings, LLC, Class A(12)(13)	10,730	$ 86,591
		$ 86,591
Total Common Stocks (identified cost $9,739,632)		$ 7,307,598

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Energy — 0.1%
NextEra Energy Partners, L.P., 2.50%, 6/15/26(1)	$1,440	$ 1,228,320
		$ 1,228,320
Transportation — 0.1%
CryoPort, Inc., 0.75%, 12/1/26(1)	$2,335	$ 1,856,325
		$ 1,856,325
Total Convertible Bonds (identified cost $3,191,481)		$ 3,084,645

Corporate Bonds — 53.8%
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.4%
Boeing Co., 5.04%, 5/1/27		475	$ 463,969
Bombardier, Inc.:
7.125%, 6/15/26(1)		736	713,784
7.875%, 4/15/27(1)		1,795	1,753,009
Moog, Inc., 4.25%, 12/15/27(1)		955	863,344
Rolls-Royce PLC:
5.75%, 10/15/27(1)		2,954	2,853,293
5.75%, 10/15/27(15)	GBP	200	232,372
Spirit AeroSystems, Inc.:
4.60%, 6/15/28		567	442,573
9.375%, 11/30/29(1)		220	224,155
TransDigm, Inc.:
5.50%, 11/15/27		2,552	2,392,104
6.25%, 3/15/26(1)		2,408	2,368,161
6.75%, 8/15/28(1)		1,812	1,786,158
7.50%, 3/15/27		2,862	2,870,351
			$ 16,963,273
Agriculture — 0.2%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		1,277	$ 1,210,414
Imperial Brands Finance PLC:
3.125%, 7/26/24(1)		300	292,419
6.125%, 7/27/27(1)		475	473,936
Philip Morris International, Inc., 5.125%, 11/17/27		750	734,816
			$ 2,711,585
Security	Principal Amount* (000's omitted)		Value
Air Transport — 0.9%
Air France-KLM:
7.25%, 5/31/26(15)	EUR	100	$ 108,499
8.125%, 5/31/28(15)	EUR	100	110,453
American Airlines, Inc., 7.25%, 2/15/28(1)		478	457,492
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		1,789	1,749,168
5.75%, 4/20/29(1)		1,952	1,817,068
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)		1,016	965,924
Deutsche Lufthansa AG:
2.875%, 5/16/27(15)	EUR	100	96,420
3.50%, 7/14/29(15)	EUR	300	281,921
4.382% to 2/12/26, 8/12/75(15)(16)	EUR	200	198,022
Gatwick Airport Finance PLC, 4.375%, 4/7/26(15)	GBP	300	340,542
Heathrow Finance PLC, 4.75% to 12/1/23, 3/1/24(4)(15)	GBP	225	271,777
Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(1)		1,811	1,796,245
United Airlines, Inc.:
4.375%, 4/15/26(1)		835	773,031
4.625%, 4/15/29(1)		1,276	1,098,094
			$ 10,064,656
Airlines — 0.2%
Air Canada:
3.875%, 8/15/26(1)		2,039	$ 1,852,489
4.625%, 8/15/29(1)	CAD	717	466,186
			$ 2,318,675
Auto Components — 0.4%
Daimler Truck Finance North America, LLC, 2.00%, 12/14/26(1)		550	$ 491,653
General Motors Financial Co., Inc.:
1.50%, 6/10/26		1,125	994,558
5.80%, 6/23/28		475	464,305
Hyundai Capital America, 1.30%, 1/8/26(1)		350	315,294
Mercedes-Benz Finance North America, LLC, 3.30%, 5/19/25(1)		500	482,309
Nissan Motor Acceptance Co., LLC, 6.95%, 9/15/26(1)		450	453,479
Volkswagen Group of America Finance, LLC:
0.875%, 11/22/23(1)		975	968,481
1.25%, 11/24/25(1)		525	476,799
			$ 4,646,878

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Automotive — 1.7%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		512	$ 440,425
4.75%, 3/1/30		1,134	971,285
5.00%, 2/15/32(1)		217	180,048
Clarios Global, L.P./Clarios U.S. Finance Co.:
4.375%, 5/15/26(15)	EUR	400	407,457
6.25%, 5/15/26(1)		1,504	1,473,317
6.75%, 5/15/25(1)		432	429,188
8.50%, 5/15/27(1)		3,484	3,480,538
Dana Financing Luxembourg S.a.r.l., 8.50%, 7/15/31(15)	EUR	200	214,692
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)		1,263	1,045,653
Ford Motor Co.:
3.25%, 2/12/32		2,825	2,179,893
4.75%, 1/15/43		1,274	931,264
7.45%, 7/16/31		457	474,602
9.625%, 4/22/30		201	229,841
Forvia SE:
2.375%, 6/15/29(15)	EUR	100	86,438
2.75%, 2/15/27(15)	EUR	260	248,283
3.75%, 6/15/28(15)	EUR	100	95,256
Goodyear Europe B.V., 2.75%, 8/15/28(15)	EUR	100	87,755
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(17)		200	180,610
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(15)(17)	EUR	100	109,309
Jaguar Land Rover Automotive PLC, 2.20%, 1/15/24(15)	EUR	100	104,842
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		651	549,379
4.375%, 1/15/31(1)		1,171	969,936
4.625%, 12/15/27(1)		514	469,896
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		1,453	1,123,903
Renault S.A.:
2.375%, 5/25/26(15)	EUR	100	98,176
2.50%, 6/2/27(15)	EUR	500	479,731
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		1,297	1,076,904
4.875%, 11/15/31(1)		1,081	861,779
TI Automotive Finance PLC, 3.75%, 4/15/29(15)	EUR	112	96,935
Volkswagen International Finance N.V., 3.875% to 6/17/29(15)(16)(18)	EUR	200	174,975
Wheel Pros, Inc., 6.50%, 5/15/29(1)		1,069	359,451
ZF Europe Finance B.V., 6.125%, 3/13/29(15)	EUR	200	211,741
ZF Finance GmbH:
2.00%, 5/6/27(15)	EUR	100	92,847
Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
ZF Finance GmbH: (continued)
5.75%, 8/3/26(15)	EUR	100	$ 105,732
			$ 20,042,081
Banks — 1.3%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(16)		400	$ 399,171
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(16)		200	199,298
Australia & New Zealand Banking Group, Ltd., 4.829%, 2/3/25(1)		900	892,307
Bank of New York Mellon Corp. (The), 4.947% to 4/26/26, 4/26/27(16)		600	585,791
Banque Federative du Credit Mutuel S.A., 2.375%, 11/21/24(1)		1,025	983,441
Canadian Imperial Bank of Commerce:
3.30%, 4/7/25		500	480,727
5.144%, 4/28/25		650	641,684
Citizens Bank N.A., 6.064% to 10/24/24, 10/24/25(16)		700	675,678
Danske Bank A/S, 6.259% to 9/22/25, 9/22/26(1)(16)		500	499,996
Deutsche Bank AG:
0.962%, 11/8/23		975	969,209
7.146% to 7/13/26, 7/13/27(16)		150	151,072
Discover Bank, 2.45%, 9/12/24		1,000	961,417
Fifth Third Bancorp, 6.339% to 7/27/28, 7/27/29(16)		100	98,840
Intesa Sanpaolo SpA, 7.00%, 11/21/25(1)		925	936,641
KeyBank N.A., 4.15%, 8/8/25		500	471,063
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(16)		1,000	992,619
National Securities Clearing Corp., 5.00%, 5/30/28(1)		675	660,784
Santander UK Group Holdings PLC, 6.833% to 11/21/25, 11/21/26(16)		1,900	1,911,400
Sumitomo Mitsui Trust Bank, Ltd., 5.55%, 9/14/28(1)		350	348,208
Toronto-Dominion Bank (The):
5.523%, 7/17/28		750	740,694
8.125% to 10/31/27, 10/31/82(16)		450	448,809
U.S. Bancorp, 5.775% to 6/12/28, 6/12/29(16)		1,475	1,436,554
UBS Group AG, 6.442% to 8/11/27, 8/11/28(1)(16)		475	474,798
			$ 15,960,201
Banks and Thrifts — 0.6%
American Express Co., 2.55%, 3/4/27		525	$ 473,589
BPCE S.A., 5.15%, 7/21/24(1)		950	935,126
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(16)		395	330,648
6.312% to 6/8/28, 6/8/29(16)		350	342,235

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Banks and Thrifts (continued)
HSBC Holdings PLC, 6.161% to 3/9/28, 3/9/29(16)		1,350	$ 1,337,148
Swedbank AB, 3.356%, 4/4/25(1)		975	938,456
Synchrony Bank, 5.625%, 8/23/27		1,300	1,214,177
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(16)		1,500	1,245,702
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(16)		686	630,729
			$ 7,447,810
Beverage and Tobacco — 0.1%
BAT Capital Corp., 3.557%, 8/15/27		277	$ 253,564
JDE Peet's NV, 0.80%, 9/24/24(1)		800	759,533
			$ 1,013,097
Biotechnology — 0.0%(14)
Royalty Pharma PLC, 1.20%, 9/2/25		525	$ 477,383
			$ 477,383
Building and Development — 1.6%
Ashton Woods USA, LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		392	$ 331,230
4.625%, 4/1/30(1)		390	319,679
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		2,118	1,739,377
5.00%, 3/1/30(1)		1,085	968,658
Castle UK Finco PLC, 9.031%, (3 mo. EURIBOR + 5.25%), 5/15/28(2)(15)	EUR	200	183,475
Emerald Debt Merger Sub, LLC:
6.375%, 12/15/30(15)	EUR	200	211,135
6.625%, 12/15/30(1)		379	365,327
James Hardie International Finance DAC, 3.625%, 10/1/26(15)	EUR	400	407,553
KB Home:
4.00%, 6/15/31		86	69,419
4.80%, 11/15/29		556	489,880
Masonite International Corp., 5.375%, 2/1/28(1)		570	530,847
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		760	628,706
Mohawk Industries, Inc., 5.85%, 9/18/28		275	273,105
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		1,187	992,457
7.50%, 10/15/27(1)		225	215,677
PGT Innovations, Inc., 4.375%, 10/1/29(1)		1,456	1,344,140
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)		3,078	2,845,152
Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
SRS Distribution, Inc.:
6.00%, 12/1/29(1)		692	$ 582,052
6.125%, 7/1/29(1)		1,195	1,018,892
Standard Industries, Inc.:
2.25%, 11/21/26(15)	EUR	450	421,377
3.375%, 1/15/31(1)		1,634	1,265,102
4.375%, 7/15/30(1)		1,779	1,475,225
5.00%, 2/15/27(1)		457	424,064
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		808	769,031
Victoria PLC, 3.625%, 8/24/26(15)	EUR	275	230,056
White Cap Buyer, LLC, 6.875%, 10/15/28(1)		719	636,341
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(17)		691	667,563
			$ 19,405,520
Business Equipment and Services — 0.8%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		1,900	$ 1,742,404
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(1)		2,443	2,318,187
9.75%, 7/15/27(1)		1,148	1,028,469
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
3.625%, 6/1/28(15)	EUR	300	262,459
4.625%, 6/1/28(1)		776	645,315
4.625%, 6/1/28(1)		549	458,308
4.875%, 6/1/28(15)	GBP	100	97,654
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC:
7.125%, 7/31/26(1)		2,576	2,508,676
7.125%, 7/31/26(15)		350	340,853
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 7/15/25(15)	EUR	100	102,336
			$ 9,504,661
Cable and Satellite Television — 1.6%
Altice Financing S.A.:
3.00%, 1/15/28(15)	EUR	100	$ 89,472
5.00%, 1/15/28(1)		814	696,200
Altice France S.A.:
2.125%, 2/15/25(15)	EUR	100	99,923
2.50%, 1/15/25(15)	EUR	100	100,427
5.125%, 7/15/29(1)		767	546,415
5.50%, 1/15/28(1)		841	649,056
5.875%, 2/1/27(15)	EUR	100	91,374

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cable and Satellite Television (continued)
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		2,263	$ 1,803,642
4.50%, 8/15/30(1)		2,140	1,759,333
4.50%, 5/1/32		771	605,908
4.75%, 3/1/30(1)		1,789	1,504,006
4.75%, 2/1/32(1)		1,044	836,364
5.00%, 2/1/28(1)		1,755	1,595,704
5.375%, 6/1/29(1)		595	534,452
6.375%, 9/1/29(1)		1,974	1,842,671
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.908%, 7/23/25		950	928,605
DISH Network Corp., 11.75%, 11/15/27(1)		1,293	1,304,561
UPC Holding B.V., 5.50%, 1/15/28(1)		593	526,940
Virgin Media Finance PLC:
3.75%, 7/15/30(15)	EUR	125	105,731
5.00%, 7/15/30(1)		946	744,837
Virgin Media Secured Finance PLC, 5.25%, 5/15/29(15)	GBP	200	211,077
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(15)	GBP	525	534,805
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		1,091	942,711
VZ Vendor Financing II B.V., 2.875%, 1/15/29(15)	EUR	100	81,870
Ziggo B.V., 4.875%, 1/15/30(1)		628	512,381
Ziggo Bond Co., B.V.:
3.375%, 2/28/30(15)	EUR	230	179,712
6.00%, 1/15/27(1)		745	682,972
			$ 19,511,149
Capital Goods — 0.1%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		948	$ 839,118
4.125%, 4/15/29(1)		733	643,735
			$ 1,482,853
Chemicals — 0.1%
Calderys Financing, LLC, 11.25%, 6/1/28(1)		1,444	$ 1,480,904
			$ 1,480,904
Chemicals and Plastics — 1.1%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		1,242	$ 886,428
Avient Corp., 7.125%, 8/1/30(1)		1,551	1,525,584
Celanese US Holdings, LLC, 6.35%, 11/15/28		725	716,261
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		545	423,867
Herens Midco S.a.r.l., 5.25%, 5/15/29(15)	EUR	400	243,811
Security	Principal Amount* (000's omitted)		Value
Chemicals and Plastics (continued)
INEOS Finance PLC:
2.875%, 5/1/26(15)	EUR	100	$ 98,391
3.375%, 3/31/26(15)	EUR	100	99,942
INEOS Quattro Finance 2 PLC, 2.50%, 1/15/26(15)	EUR	154	148,657
Italmatch Chemicals SpA, 10.00%, 2/6/28(15)	EUR	200	206,652
NOVA Chemicals Corp.:
4.25%, 5/15/29(1)		1,242	967,864
4.875%, 6/1/24(1)		1,276	1,254,837
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		1,759	1,554,261
Olympus Water US Holding Corp.:
3.875%, 10/1/28(15)	EUR	110	97,666
9.75%, 11/15/28(1)		2,204	2,201,991
Valvoline, Inc., 3.625%, 6/15/31(1)		802	622,170
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(1)		1,472	1,352,308
7.375%, 3/1/31(1)		611	592,953
			$ 12,993,643
Clothing/Textiles — 0.1%
William Carter Co. (The), 5.625%, 3/15/27(1)		811	$ 780,847
			$ 780,847
Commercial Services — 1.5%
Abertis Infraestructuras Finance B.V., 3.248% to 11/24/25(15)(16)(18)	EUR	600	$ 581,433
APi Group DE, Inc., 4.75%, 10/15/29(1)		1,510	1,327,772
Arena Luxembourg Finance S.a.r.l., 1.875%, 2/1/28(15)	EUR	200	175,664
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(15)	EUR	100	88,874
Global Payments, Inc., 4.95%, 8/15/27		475	456,802
GTCR W-2 Merger Sub, LLC, 7.50%, 1/15/31(1)(3)		1,328	1,331,552
GTCR W-2 Merger Sub, LLC/GTCR W Dutch Finance Sub B.V., 8.50%, 1/15/31(3)(15)	GBP	100	124,900
HealthEquity, Inc., 4.50%, 10/1/29(1)		1,974	1,702,822
IPD 3 B.V., 8.00%, 6/15/28(15)	EUR	200	213,903
Korn Ferry, 4.625%, 12/15/27(1)		1,355	1,248,063
LABL, Inc.:
5.875%, 11/1/28(1)		507	456,094
8.25%, 11/1/29(1)		1,016	831,215
Loxam S.A.S., 2.875%, 4/15/26(15)	EUR	100	97,896
Metis Merger Sub, LLC, 6.50%, 5/15/29(1)		2,923	2,472,671
Mooney Group SpA, 7.742%, (3 mo. EURIBOR + 3.875%), 12/17/26(2)(15)	EUR	110	116,094
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		1,282	1,126,501

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Commercial Services (continued)
PROG Holdings, Inc., 6.00%, 11/15/29(1)		1,085	$ 947,965
Spectrum Brands, Inc., 4.00%, 10/1/26(15)	EUR	200	203,982
Verisure Holding AB, 3.25%, 2/15/27(15)	EUR	400	381,139
Verisure Midholding AB, 5.25%, 2/15/29(15)	EUR	175	162,995
VT Topco, Inc., 8.50%, 8/15/30(1)		1,824	1,808,596
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		2,060	1,925,894
			$ 17,782,827
Computers — 1.0%
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)		1,341	$ 1,202,770
4.00%, 7/1/29(1)		717	633,261
Dell International, LLC/EMC Corp., 5.25%, 2/1/28		200	197,039
Hewlett Packard Enterprise Co., 5.90%, 10/1/24		754	753,596
Kyndryl Holdings, Inc., 2.70%, 10/15/28		600	493,623
McAfee Corp., 7.375%, 2/15/30(1)		1,841	1,543,426
NCR Corp.:
5.125%, 4/15/29(1)		926	816,819
5.25%, 10/1/30(1)		843	727,318
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		3,176	3,039,263
Seagate HDD Cayman:
4.091%, 6/1/29		418	360,969
9.625%, 12/1/32(1)		1,800	1,941,311
			$ 11,709,395
Containers and Glass Products — 0.4%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(15)	EUR	400	$ 322,241
4.00%, 9/1/29(1)		1,408	1,103,768
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
2.125%, 8/15/26(15)	EUR	100	94,245
2.125%, 8/15/26(15)	EUR	400	376,161
Berry Global, Inc., 5.50%, 4/15/28(1)		175	169,167
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)		2,027	1,658,779
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		660	621,043
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		750	721,118
			$ 5,066,522
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		441	$ 375,532
Security	Principal Amount* (000's omitted)		Value
Cosmetics/Toiletries (continued)
Edgewell Personal Care Co.: (continued)
5.50%, 6/1/28(1)		1,067	$ 986,916
			$ 1,362,448
Distribution & Wholesale — 0.8%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		2,799	$ 2,661,765
Parts Europe S.A.:
6.50%, 7/16/25(15)	EUR	100	105,725
7.705%, (3 mo. EURIBOR + 4.00%), 7/20/27(2)(15)	EUR	428	452,503
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		2,429	2,101,251
5.50%, 10/15/27(1)		935	886,703
Rexel S.A., 5.25%, 9/15/30(15)	EUR	150	156,962
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)		558	557,414
7.75%, 3/15/31(1)		996	1,012,185
Windsor Holdings III, LLC, 8.50%, 6/15/30(1)		2,067	2,041,668
			$ 9,976,176
Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24		599	$ 570,009
2.45%, 10/29/26		525	470,500
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		1,308	1,317,176
Air Lease Corp., 0.80%, 8/18/24		750	715,346
American AgCredit Corp., Series A, 5.25% to 6/15/26(1)(16)(18)		410	376,687
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)		275	269,182
6.375%, 7/15/30(1)		250	242,308
Charles Schwab Corp. (The), 5.643% to 5/19/28, 5/19/29(16)		525	514,455
CI Financial Corp., 3.20%, 12/17/30		1,000	759,277
Enact Holdings, Inc., 6.50%, 8/15/25(1)		708	698,049
Encore Capital Group, Inc., 7.913%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(15)	EUR	100	106,121
Intrum AB, 4.875%, 8/15/25(15)	EUR	225	216,714
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		1,905	1,639,366
Jefferies Financial Group, Inc., 5.875%, 7/21/28		400	391,696
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		1,275	1,129,287
Jerrold Finco PLC, 4.875%, 1/15/26(15)	GBP	200	229,185
Louvre Bidco S.A.S., 6.50%, 9/30/24(15)	EUR	333	346,511
Macquarie Airfinance Holdings, Ltd., 8.125%, 3/30/29(1)		805	806,590

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)		1,209	$ 1,124,920
PRA Group, Inc., 7.375%, 9/1/25(1)		1,292	1,259,604
ProGroup AG, 3.00%, 3/31/26(15)	EUR	400	390,594
Radian Group, Inc., 6.625%, 3/15/25		475	472,630
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
3.625%, 3/1/29(1)		2,290	1,895,640
4.00%, 10/15/33(1)		225	170,223
Sherwood Financing PLC, 6.00%, 11/15/26(15)	GBP	150	156,249
Synchrony Financial, 4.50%, 7/23/25		225	214,324
Unifin Financiera SAB de CV, 7.375%, 2/12/26(1)(19)		620	13,950
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)		2,192	1,696,663
9.50%, 6/1/28(1)		953	837,974
			$ 19,031,230
Drugs — 0.5%
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(19)		649	$ 455,372
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)(19)		1,550	1,103,507
Gruenenthal GmbH, 3.625%, 11/15/26(15)	EUR	310	311,950
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,371	1,196,443
Perrigo Finance Unlimited Co.:
4.65%, 6/15/30		2,255	1,925,253
4.90%, 12/15/44		588	436,446
			$ 5,428,971
Ecological Services and Equipment — 0.8%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)		551	$ 519,837
5.125%, 7/15/29(1)		332	305,816
6.375%, 2/1/31(1)		308	299,872
Covanta Holding Corp.:
4.875%, 12/1/29(1)		1,536	1,262,461
5.00%, 9/1/30		319	255,256
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		1,679	1,446,971
3.75%, 8/1/25(1)		776	736,359
4.375%, 8/15/29(1)		2,000	1,739,750
4.75%, 6/15/29(1)		3,095	2,755,102
Paprec Holding S.A.:
3.50%, 7/1/28(15)	EUR	129	122,406
Security	Principal Amount* (000's omitted)		Value
Ecological Services and Equipment (continued)
Paprec Holding S.A.: (continued)
4.00%, 3/31/25(15)	EUR	300	$ 312,341
			$ 9,756,171
Electric Utilities — 1.3%
Dominion Energy, Inc., 1.45%, 4/15/26		800	$ 720,176
DTE Energy Co., 4.875%, 6/1/28		500	483,570
Edison International, 4.70%, 8/15/25		500	486,874
EDP - Energias de Portugal S.A., 4.496% to 1/30/24, 4/30/79(15)(16)	EUR	600	632,325
EDP Finance B.V., 6.30%, 10/11/27(1)		700	710,519
Electricite de France S.A., 7.50% to 9/6/28(15)(16)(18)	EUR	400	431,419
Energizer Gamma Acquisition B.V., 3.50%, 6/30/29(15)	EUR	1,100	934,328
Fells Point Funding Trust, 3.046%, 1/31/27(1)		525	476,353
FirstEnergy Corp.:
2.65%, 3/1/30		410	334,653
Series B, 4.15%, 7/15/27		1,630	1,516,431
ITC Holdings Corp., 4.95%, 9/22/27(1)		600	584,983
Metropolitan Edison Co., 5.20%, 4/1/28(1)		225	219,672
NextEra Energy Capital Holdings, Inc.:
4.625%, 7/15/27		475	458,094
5.749%, 9/1/25		325	324,193
6.051%, 3/1/25		175	175,327
Pacific Gas & Electric Co., 6.10%, 1/15/29		475	464,315
PacifiCorp, 2.70%, 9/15/30		575	469,931
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,112	967,017
Pennsylvania Electric Co., 5.15%, 3/30/26(1)		200	196,353
Public Power Corp S.A., 4.375%, 3/30/26(15)	EUR	300	309,200
Southern Co. (The), 5.113%, 8/1/27		994	974,852
TransAlta Corp., 7.75%, 11/15/29		1,045	1,059,040
Wec Energy Group, Inc., 5.00%, 9/27/25		475	468,307
WESCO Distribution, Inc.:
7.125%, 6/15/25(1)		1,024	1,027,503
7.25%, 6/15/28(1)		915	920,345
			$ 15,345,780
Electronic Equipment, Instruments & Components — 0.1%
Vontier Corp., 1.80%, 4/1/26		800	$ 718,617
			$ 718,617
Electronics/Electrical — 0.8%
Coherent Corp., 5.00%, 12/15/29(1)		1,777	$ 1,543,165
Imola Merger Corp., 4.75%, 5/15/29(1)		3,165	2,776,927
Jabil, Inc., 5.45%, 2/1/29		450	438,217

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Electronics/Electrical (continued)
Open Text Corp., 3.875%, 2/15/28(1)		1,009	$ 882,395
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		883	739,682
RWE AG, 6.625% to 3/30/26, 7/30/75(15)(16)		266	264,894
Sensata Technologies B.V., 5.00%, 10/1/25(1)		447	433,826
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		1,660	1,345,181
4.375%, 2/15/30(1)		627	542,076
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		517	488,392
			$ 9,454,755
Energy — 0.5%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		2,651	$ 2,164,727
New Fortress Energy, Inc., 6.50%, 9/30/26(1)		1,974	1,819,658
Sunoco, L.P./Sunoco Finance Corp., 4.50%, 4/30/30		1,692	1,467,366
			$ 5,451,751
Engineering & Construction — 0.4%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,038	$ 988,565
Cellnex Finance Co. S.A., 1.00%, 9/15/27(15)	EUR	100	91,731
Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,389	1,202,909
TopBuild Corp., 4.125%, 2/15/32(1)		1,562	1,269,979
VM Consolidated, Inc., 5.50%, 4/15/29(1)		1,899	1,711,453
			$ 5,264,637
Entertainment — 1.5%
Allwyn Entertainment Financing UK, PLC:
7.25%, 4/30/30(15)	EUR	325	$ 348,191
7.875%, 4/30/29(1)		1,565	1,586,519
Boyne USA, Inc., 4.75%, 5/15/29(1)		1,719	1,505,561
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		529	448,716
6.25%, 7/1/25(1)		2,521	2,488,713
7.00%, 2/15/30(1)		800	779,297
8.125%, 7/1/27(1)		1,589	1,597,782
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)		1,751	1,584,162
Cirsa Finance International S.a.r.l., 4.50%, 3/15/27(15)	EUR	200	195,463
CPUK Finance, Ltd.:
4.50%, 8/28/27(15)	GBP	100	106,027
4.875%, 2/28/47(15)	GBP	435	504,206
6.50%, 8/28/26(15)	GBP	100	116,670
Esc Cb National Cineme, 5.75%, 8/15/26		1,186	0
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		1,721	1,529,186
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		1,647	1,620,533
Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)		1,226	$ 1,123,874
Lottomatica SpA, 7.928%, 6/1/28(2)(15)	EUR	100	106,927
Pinewood Finance Co., Ltd., 3.25%, 9/30/25(15)	GBP	300	344,323
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,515	1,376,423
WarnerMedia Holdings, Inc., 3.755%, 3/15/27		1,050	969,835
			$ 18,332,408
Environmental — 0.0%(14)
Waste Management, Inc., 0.75%, 11/15/25		525	$ 476,297
			$ 476,297
Equipment Leasing — 0.0%(14)
Ashtead Capital, Inc., 4.25%, 11/1/29(1)		526	$ 466,156
			$ 466,156
Financial Intermediaries — 1.9%
Ally Financial, Inc.:
4.625%, 3/30/25		1,225	$ 1,183,217
Series B, 4.70% to 5/15/26(16)(18)		1,647	1,135,385
Alpha Holding S.A. de CV:
9.00%, 2/10/25(1)(19)		721	10,818
10.00%, 12/19/22(1)(19)		188	2,827
Citigroup, Inc.:
3.887% to 1/10/27, 1/10/28(16)		975	909,379
5.61% to 9/29/25, 9/29/26(16)		935	925,691
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(1)		1,657	1,450,361
Ford Motor Credit Co., LLC:
2.90%, 2/16/28		420	358,122
3.37%, 11/17/23		513	510,477
3.625%, 6/17/31		2,307	1,866,588
3.815%, 11/2/27		1,984	1,768,750
4.00%, 11/13/30		995	831,955
4.125%, 8/17/27		2,739	2,496,943
4.271%, 1/9/27		476	440,134
4.867%, 8/3/27	EUR	200	209,090
5.125%, 6/16/25		938	908,850
5.584%, 3/18/24		257	255,630
6.125%, 5/15/28	EUR	550	599,296
Goldman Sachs Group, Inc. (The), 3.615% to 3/15/27, 3/15/28(16)		1,496	1,380,871
JPMorgan Chase & Co.:
Series HH, 4.60% to 2/1/25(16)(18)		1,674	1,570,194
5.546%, 12/15/25(16)		1,400	1,390,820

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Financial Intermediaries (continued)
MSCI, Inc.:
3.625%, 9/1/30(1)		520	$ 436,457
3.875%, 2/15/31(1)		899	762,829
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(16)		1,011	941,059
			$ 22,345,743
Financial Services — 0.6%
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(16)		1,625	$ 1,440,446
4.376% to 4/27/27, 4/27/28(16)		1,500	1,416,802
5.08% to 1/20/26, 1/20/27(16)		975	953,236
Nationwide Building Society, 4.00%, 9/14/26(1)		525	487,300
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(15)		2,600	2,210,000
			$ 6,507,784
Food Products — 0.4%
Bellis Acquisition Co. PLC, 3.25%, 2/16/26(15)	GBP	200	$ 212,695
Casino Guichard Perrachon SA, 4.498%, 3/7/24(15)	EUR	100	1,493
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)		1,619	1,605,303
Ingles Markets, Inc., 4.00%, 6/15/31(1)		854	702,270
Nomad Foods Bondco PLC, 2.50%, 6/24/28(15)	EUR	236	217,520
Pilgrim's Pride Corp., 3.50%, 3/1/32		1,979	1,532,631
Premier Foods Financing PLC, 3.50%, 10/15/26(15)	GBP	125	139,390
			$ 4,411,302
Food Service — 0.7%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)		1,906	$ 1,711,341
4.00%, 10/15/30(1)		2,705	2,250,949
4.375%, 1/15/28(1)		1,014	914,935
5.75%, 4/15/25(1)		372	369,517
Elior Group S.A., 3.75%, 7/15/26(15)	EUR	100	83,842
IRB Holding Corp., 7.00%, 6/15/25(1)		615	615,849
US Foods, Inc., 4.75%, 2/15/29(1)		1,837	1,644,019
Yum! Brands, Inc., 3.625%, 3/15/31		238	196,169
			$ 7,786,621
Food/Drug Retailers — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)		1,595	$ 1,439,247
Security	Principal Amount* (000's omitted)		Value
Food/Drug Retailers (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC: (continued)
5.875%, 2/15/28(1)		2,145	$ 2,066,844
			$ 3,506,091
Forest Products & Paper — 0.0%(14)
Georgia-Pacific, LLC, 1.75%, 9/30/25(1)		525	$ 485,463
			$ 485,463
Health Care — 3.6%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		610	$ 515,355
Avantor Funding, Inc.:
2.625%, 11/1/25(15)	EUR	300	303,764
3.875%, 7/15/28(15)	EUR	100	97,478
Bausch & Lomb Escrow Corp., 8.375%, 10/1/28(1)		1,295	1,300,465
Cerba Healthcare SACA, 3.50%, 5/31/28(15)	EUR	450	396,066
Chrome Holdco S.A.S., 5.00%, 5/31/29(15)	EUR	400	321,869
Encompass Health Corp.:
4.625%, 4/1/31		683	579,818
4.75%, 2/1/30		639	566,228
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		1,849	1,801,416
Grifols S.A.:
1.625%, 2/15/25(15)	EUR	200	204,415
3.20%, 5/1/25(15)	EUR	350	356,855
3.875%, 10/15/28(15)	EUR	494	444,095
4.75%, 10/15/28(1)		2,051	1,751,154
HCA, Inc.:
5.25%, 6/15/26		475	465,148
5.625%, 9/1/28		1,472	1,436,175
5.875%, 2/15/26		2,705	2,690,669
Heartland Dental, LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		3,006	3,028,545
IQVIA, Inc.:
2.25%, 1/15/28(15)	EUR	450	418,152
2.25%, 3/15/29(15)	EUR	100	88,757
2.875%, 6/15/28(15)	EUR	100	94,483
5.00%, 10/15/26(1)		850	813,523
5.00%, 5/15/27(1)		685	646,385
6.50%, 5/15/30(1)		825	808,516
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)		989	851,747
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		2,888	2,020,175
9.875%, 8/15/30(1)		825	799,739
Medline Borrower, L.P., 5.25%, 10/1/29(1)		3,821	3,307,099

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		981	$ 705,516
ModivCare, Inc., 5.875%, 11/15/25(1)		1,377	1,310,257
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		1,330	1,102,268
3.875%, 5/15/32(1)		1,450	1,164,706
Option Care Health, Inc., 4.375%, 10/31/29(1)		1,991	1,722,066
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		702	680,613
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		1,890	1,459,832
Tenet Healthcare Corp.:
4.375%, 1/15/30		187	161,082
4.875%, 1/1/26		1,607	1,541,137
5.125%, 11/1/27		1,607	1,497,129
6.125%, 10/1/28		1,593	1,496,910
6.875%, 11/15/31		878	842,736
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		2,637	2,271,973
Varex Imaging Corp., 7.875%, 10/15/27(1)		896	899,096
			$ 42,963,412
Health Care Providers & Services — 0.2%
Boston Scientific Corp., 1.90%, 6/1/25		525	$ 493,552
Catalent Pharma Solutions, Inc.:
2.375%, 3/1/28(15)	EUR	100	88,809
3.50%, 4/1/30(1)		2,084	1,718,539
			$ 2,300,900
Home Furnishings — 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)		789	$ 761,263
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		1,475	1,139,706
			$ 1,900,969
Homebuilders/Real Estate — 0.0%(14)
M/I Homes, Inc., 4.95%, 2/1/28		459	$ 414,234
			$ 414,234
Hotels, Restaurants & Leisure — 0.3%
Resorts World Las Vegas, LLC/RWLV Capital, Inc.:
4.625%, 4/6/31(15)		800	$ 597,235
8.45%, 7/27/30(1)		600	578,143
SeaWorld Parks & Entertainment, Inc.:
5.25%, 8/15/29(1)		1,479	1,301,121
8.75%, 5/1/25(1)		1,090	1,105,723
			$ 3,582,222
Security	Principal Amount* (000's omitted)		Value
Industrial Equipment — 0.2%
Madison IAQ, LLC, 5.875%, 6/30/29(1)		2,000	$ 1,612,964
TK Elevator Holdco GmbH, 6.625%, 7/15/28(15)	EUR	90	83,552
TK Elevator Midco GmbH:
4.375%, 7/15/27(15)	EUR	425	407,982
8.413%, (3 mo. EURIBOR + 4.75%), 7/15/27(2)(15)	EUR	100	105,825
			$ 2,210,323
Insurance — 0.8%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		1,615	$ 1,503,656
AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,010	886,309
Assurant, Inc., 6.10%, 2/27/26		200	199,142
AssuredPartners, Inc., 5.625%, 1/15/29(1)		450	390,123
Athene Global Funding, 2.514%, 3/8/24(1)		650	638,594
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		2,209	1,951,471
F&G Annuities & Life, Inc., 7.40%, 1/13/28		575	574,458
Galaxy Finco, Ltd., 9.25%, 7/31/27(15)	GBP	575	631,402
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		820	806,796
Jones DesLauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		1,539	1,568,640
Principal Life Global Funding II, 5.50%, 6/28/28(1)		475	466,327
			$ 9,616,918
Internet Software & Services — 0.7%
Amazon.com, Inc., 3.30%, 4/13/27		1,025	$ 964,882
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		655	559,237
6.125%, 12/1/28(1)		2,045	1,662,452
Cars.com, Inc., 6.375%, 11/1/28(1)		1,770	1,610,054
Match Group Holdings II, LLC, 3.625%, 10/1/31(1)		1,727	1,364,460
Science Applications International Corp., 4.875%, 4/1/28(1)		1,487	1,351,341
United Group B.V., 3.125%, 2/15/26(15)	EUR	350	339,232
			$ 7,851,658
Leisure Goods/Activities/Movies — 1.7%
Acushnet Co., 7.375%, 10/15/28(1)(3)		400	$ 403,500
Carnival Corp., 5.75%, 3/1/27(1)		1,316	1,192,413
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		1,481	1,316,357
5.875%, 3/15/26(1)		414	397,954
8.75%, 5/1/25(1)		182	183,310
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(15)(17)	EUR	262	271,612

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Leisure Goods/Activities/Movies (continued)
Life Time, Inc.:
5.75%, 1/15/26(1)		1,268	$ 1,229,769
8.00%, 4/15/26(1)		846	832,096
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(1)		761	760,151
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)		599	561,443
NCL Corp., Ltd.:
3.625%, 12/15/24(1)		439	421,932
5.875%, 3/15/26(1)		2,162	1,998,559
5.875%, 2/15/27(1)		517	492,134
7.75%, 2/15/29(1)		433	402,362
NCL Finance, Ltd., 6.125%, 3/15/28(1)		1,000	883,665
Piaggio & C SpA, 6.50%, 10/5/30(3)(15)	EUR	100	105,873
Pinnacle Bidco PLC, 5.50%, 2/15/25(15)	EUR	200	214,056
Playtika Holding Corp., 4.25%, 3/15/29(1)		1,511	1,263,226
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(1)		1,612	1,749,863
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)		2,472	2,258,741
6.25%, 5/15/25(1)		1,690	1,655,718
7.00%, 2/15/29(1)		658	606,061
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		422	382,355
			$ 19,583,150
Lodging and Casinos — 0.3%
Accor S.A.:
2.625% to 1/30/25(15)(16)(18)	EUR	100	$ 100,584
4.375% to 1/30/24(15)(16)(18)	EUR	300	315,386
Hyatt Hotels Corp., 5.75%, 1/30/27		650	646,137
MGM Resorts International:
4.75%, 10/15/28		1,138	1,003,899
5.50%, 4/15/27		453	423,081
5.75%, 6/15/25		948	926,891
			$ 3,415,978
Machinery — 0.3%
Chart Industries, Inc., 9.50%, 1/1/31(1)		1,984	$ 2,110,383
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(15)	EUR	121	113,654
Ingersoll Rand, Inc., 5.40%, 8/14/28		475	467,361
John Deere Capital Corp., 4.95%, 7/14/28		350	345,318
Renk AG, 5.75%, 7/15/25(15)	EUR	200	210,604
			$ 3,247,320
Media — 0.4%
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(1)		1,595	$ 1,025,461
Security	Principal Amount* (000's omitted)		Value
Media (continued)
iHeartCommunications, Inc.:
6.375%, 5/1/26		179	$ 154,554
8.375%, 5/1/27		324	233,234
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)		925	728,243
6.25%, 6/15/25(1)		807	792,583
Univision Communications, Inc.:
4.50%, 5/1/29(1)		1,032	841,399
7.375%, 6/30/30(1)		391	357,815
Urban One, Inc., 7.375%, 2/1/28(1)		1,006	864,340
			$ 4,997,629
Metals/Mining — 1.2%
BHP Billiton Finance USA, Ltd., 4.75%, 2/28/28		675	$ 657,583
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)		2,658	2,653,178
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		3,216	3,051,051
Constellium N.V.:
5.625%, 6/15/28(1)		630	593,552
5.875%, 2/15/26(1)		408	399,367
Freeport-McMoRan, Inc., 5.45%, 3/15/43		1,600	1,366,240
Glencore Funding, LLC, 4.125%, 3/12/24(1)		475	470,995
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		1,085	1,016,609
6.125%, 4/1/29(1)		489	453,004
Novelis Corp.:
3.25%, 11/15/26(1)		690	617,092
4.75%, 1/30/30(1)		1,068	925,731
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(15)	EUR	700	641,931
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		1,513	1,303,317
			$ 14,149,650
Nonferrous Metals/Minerals — 0.3%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		1,333	$ 1,152,216
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		1,042	1,041,333
New Gold, Inc., 7.50%, 7/15/27(1)		1,379	1,289,274
			$ 3,482,823
Oil and Gas — 2.7%
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)		1,570	$ 1,559,120
Callon Petroleum Co.:
7.50%, 6/15/30(1)		601	583,482

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Callon Petroleum Co.: (continued)
8.00%, 8/1/28(1)		788	$ 789,827
CenterPoint Energy Resources Corp., 5.25%, 3/1/28		500	493,790
Chord Energy Corp., 6.375%, 6/1/26(1)		1,111	1,090,458
Continental Resources, Inc., 2.268%, 11/15/26(1)		550	487,550
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)		1,519	1,424,822
CVR Energy, Inc., 5.75%, 2/15/28(1)		1,905	1,725,965
Marathon Petroleum Corp., 4.70%, 5/1/25		475	465,326
Nabors Industries, Ltd., 7.50%, 1/15/28(1)		665	615,566
National Fuel Gas Co., 3.95%, 9/15/27		650	596,408
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		2,882	2,857,503
NiSource, Inc., 5.25%, 3/30/28		950	931,669
Occidental Petroleum Corp., 7.50%, 5/1/31		425	451,506
Parkland Corp.:
4.50%, 10/1/29(1)		376	322,433
4.625%, 5/1/30(1)		1,501	1,281,515
Permian Resources Operating, LLC:
5.375%, 1/15/26(1)		232	222,346
5.875%, 7/1/29(1)		2,252	2,121,339
7.00%, 1/15/32(1)		1,214	1,198,512
7.75%, 2/15/26(1)		1,166	1,174,621
Petroleos Mexicanos:
5.95%, 1/28/31		1,170	838,603
6.35%, 2/12/48		161	92,016
6.875%, 8/4/26		171	157,779
Precision Drilling Corp.:
6.875%, 1/15/29(1)		932	883,691
7.125%, 1/15/26(1)		500	495,622
Repsol International Finance B.V., 4.50% to 3/25/25, 3/25/75(15)(16)	EUR	100	104,394
Seadrill Finance, Ltd., 8.375%, 8/1/30(1)		513	522,778
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(1)		1,535	1,565,969
8.875%, 11/15/24(1)		441	441,276
Southwestern Energy Co., 4.75%, 2/1/32		1,485	1,276,162
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		801	789,442
Transocean, Inc., 8.75%, 2/15/30(1)		672	687,360
UGI International, LLC, 2.50%, 12/1/29(15)	EUR	100	87,682
Var Energi ASA, 7.50%, 1/15/28(1)		600	616,729
Vital Energy, Inc., 9.75%, 10/15/30		1,026	1,049,801
Weatherford International, Ltd., 8.625%, 4/30/30(1)		1,355	1,366,572
Wintershall Dea Finance 2 B.V., Series NC5, 2.499% to 4/20/26(15)(16)(18)	EUR	500	461,913
			$ 31,831,547
Security	Principal Amount* (000's omitted)		Value
Packaging & Containers — 0.5%
Ball Corp., 6.875%, 3/15/28		474	$ 477,368
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(15)	EUR	350	310,615
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		2,035	1,991,756
Schoeller Packaging B.V., 6.375%, 11/1/24(15)	EUR	200	192,420
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/1/28(1)		626	606,961
Silgan Holdings, Inc., 1.40%, 4/1/26(1)		550	488,357
Trivium Packaging Finance B.V.:
3.75%, 8/15/26(15)	EUR	200	196,099
5.50%, 8/15/26(1)		424	395,818
7.531%, (3 mo. EURIBOR + 3.75%), 8/15/26(2)(15)	EUR	200	208,952
8.50%, 8/15/27(1)		810	741,194
			$ 5,609,540
Pharmaceuticals — 0.8%
Abbvie, Inc., 3.80%, 3/15/25		725	$ 704,946
Bayer AG, 5.375% to 6/25/30, 3/25/82(15)(16)	EUR	400	389,282
BellRing Brands, Inc., 7.00%, 3/15/30(1)		2,444	2,409,746
Cheplapharm Arzneimittel GmbH:
3.50%, 2/11/27(15)	EUR	125	120,775
8.531%, (3 mo. EURIBOR + 4.75%), 5/15/30(2)(15)	EUR	145	155,409
CVS Health Corp., 3.75%, 4/1/30		525	464,268
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		1,383	1,319,589
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)		1,105	1,135,387
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(1)		1,595	1,166,599
Pfizer Investment Enterprises Pte., Ltd., 4.45%, 5/19/28		450	434,029
PRA Health Sciences, Inc., 2.875%, 7/15/26(1)		410	370,347
Rossini S.a.r.l., 7.589%, (3 mo. EURIBOR + 3.875%), 10/30/25(2)(15)	EUR	300	317,422
			$ 8,987,799
Pipelines — 2.1%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)		1,874	$ 1,790,323
7.875%, 5/15/26(1)		879	886,085
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31		2,706	2,316,339
4.50%, 10/1/29		1,722	1,561,153
Columbia Pipelines Holding Co., LLC:
6.042%, 8/15/28(1)		200	199,110
6.055%, 8/15/26(1)		50	50,176

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Pipelines (continued)
DT Midstream, Inc., 4.125%, 6/15/29(1)	1,449	$ 1,254,648
Energy Transfer, L.P., 5.00%, 5/15/50	1,094	859,553
Enterprise Products Operating, LLC, 5.05%, 1/10/26	125	123,682
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)	1,355	1,207,370
4.75%, 1/15/31(1)	1,086	936,017
6.00%, 7/1/25(1)	257	253,247
6.50%, 7/1/27(1)	702	686,189
7.50%, 6/1/30(1)	1,010	1,015,406
Kinetik Holdings, L.P., 5.875%, 6/15/30(1)	2,308	2,166,404
Midwest Connector Capital Co., LLC, 4.625%, 4/1/29(1)	1,269	1,160,690
ONEOK, Inc., 5.65%, 11/1/28	250	246,854
Plains All American Pipeline, L.P., Series B, 9.736%, (3 mo. USD LIBOR + 4.11%)(2)(18)	1,462	1,386,934
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	183	182,649
Venture Global Calcasieu Pass, LLC:
3.875%, 11/1/33(1)	665	517,044
4.125%, 8/15/31(1)	992	815,058
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)	1,174	1,163,285
8.375%, 6/1/31(1)	1,878	1,848,031
Western Midstream Operating, L.P.:
4.05%, 2/1/30	1,187	1,038,841
4.50%, 3/1/28	148	137,851
4.75%, 8/15/28	150	140,425
Williams Cos., Inc. (The):
4.55%, 6/24/24	950	939,939
5.30%, 8/15/28	200	195,755
		$ 25,079,058
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	423	$ 365,497
8.00%, 8/1/29(1)	1,879	1,631,987
		$ 1,997,484
Radio and Television — 0.4%
Audacy Capital Corp., 6.75%, 3/31/29(1)	1,627	$ 32,833
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(1)	740	657,836
7.75%, 4/15/28(1)	2,088	1,670,237
CMG Media Corp., 8.875%, 12/15/27(1)	1,567	1,228,896
Townsquare Media, Inc., 6.875%, 2/1/26(1)	1,492	1,410,836
		$ 5,000,638
Security	Principal Amount* (000's omitted)		Value
Real Estate Investment Trusts (REITs) — 1.7%
Adler Financing S.a.r.l., 12.50%, 6/30/25(17)	EUR	200	$ 226,011
Akelius Residential Property AB, 2.249% to 2/17/26, 5/17/81(15)(16)	EUR	200	174,314
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(1)		1,591	1,362,165
Cushman & Wakefield U.S. Borrower, LLC, 8.875%, 9/1/31(1)		868	840,567
Emeria SASU:
3.375%, 3/31/28(15)	EUR	200	169,854
7.75%, 3/31/28(15)	EUR	150	147,611
EPR Properties:
3.60%, 11/15/31		600	445,319
3.75%, 8/15/29		565	454,405
Equinix, Inc., 1.00%, 9/15/25		525	477,266
Extra Space Storage, L.P., 5.70%, 4/1/28		450	445,149
Greystar Real Estate Partners, LLC, 7.75%, 9/1/30(1)		1,840	1,819,634
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		1,316	1,171,119
3.75%, 9/15/30(1)		1,816	1,391,972
Heimstaden Bostad AB:
3.00% to 10/29/27(15)(16)(18)	EUR	102	47,732
3.248% to 11/19/24(15)(16)(18)	EUR	300	178,738
3.375% to 1/15/26(15)(16)(18)	EUR	250	128,952
Newmark Group, Inc., 6.125%, 11/15/23		2,126	2,124,097
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		323	293,380
4.125%, 8/15/30(1)		1,108	943,545
4.25%, 12/1/26(1)		1,653	1,541,639
4.50%, 9/1/26(1)		895	841,680
4.625%, 12/1/29(1)		2,359	2,095,500
5.625%, 5/1/24(1)		480	477,380
5.75%, 2/1/27(1)		2,073	2,008,857
			$ 19,806,886
Retail — 1.1%
Arko Corp., 5.125%, 11/15/29(1)		2,074	$ 1,675,191
B&M European Value Retail S.A., 3.625%, 7/15/25(15)	GBP	100	118,240
Dufry One B.V.:
2.00%, 2/15/27(15)	EUR	200	187,149
2.50%, 10/15/24(15)	EUR	200	207,193
3.375%, 4/15/28(15)	EUR	139	131,779
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(1)		1,993	2,054,036
Ferrellgas, L.P./Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		1,582	1,424,399

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Retail (continued)
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)		745	$ 632,203
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)		1,328	1,154,260
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		957	818,322
Kohl's Corp., 4.625%, 5/1/31		851	573,106
LCM Investments Holdings II, LLC:
4.875%, 5/1/29(1)		1,652	1,406,547
8.25%, 8/1/31(1)		262	254,739
Macy's Retail Holdings, LLC, 5.875%, 4/1/29(1)		606	531,186
Michaels Cos., Inc., 5.25%, 5/1/28(1)		1,259	1,006,929
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(15)(17)	EUR	130	132,596
PEU Fin PLC, 7.25%, 7/1/28(15)	EUR	200	202,463
Punch Finance PLC, 6.125%, 6/30/26(15)	GBP	125	135,233
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 7/31/25(15)	GBP	100	115,802
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		824	688,844
			$ 13,450,217
Retailers (Except Food and Drug) — 0.9%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		479	$ 449,580
6.75%, 7/1/36		437	383,384
6.95%, 3/1/33		1,027	920,102
7.60%, 7/15/37		488	428,847
9.375%, 7/1/25(1)		182	189,470
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		2,417	2,418,370
Murphy Oil USA, Inc.:
4.75%, 9/15/29		170	153,476
5.625%, 5/1/27		560	541,018
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		1,290	1,130,883
7.75%, 2/15/29(1)		2,469	2,303,536
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)		1,532	1,333,039
			$ 10,251,705
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.875%, 1/15/27		700	$ 657,956
Intel Corp., 4.875%, 2/10/28		1,000	981,380
Marvell Technology, Inc., 5.75%, 2/15/29		450	446,060
Security	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
NXP B.V./NXP Funding, LLC/NXP USA, Inc., 2.70%, 5/1/25		550	$ 522,557
ON Semiconductor Corp., 3.875%, 9/1/28(1)		1,544	1,368,694
			$ 3,976,647
Software — 0.5%
Central Parent, LLC/CDK Global II, LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)		1,071	$ 1,068,001
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		2,105	1,796,759
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		988	874,717
9.00%, 9/30/29(1)		1,136	988,758
Concentrix Corp., 6.65%, 8/2/26		425	422,598
Oracle Corp.:
3.25%, 11/15/27		500	455,865
5.80%, 11/10/25		475	476,886
			$ 6,083,584
Software and Services — 0.3%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)		825	$ 741,469
Fair Isaac Corp., 4.00%, 6/15/28(1)		1,248	1,117,114
Gartner, Inc.:
3.625%, 6/15/29(1)		427	365,720
3.75%, 10/1/30(1)		660	554,514
4.50%, 7/1/28(1)		908	829,457
Playtech PLC, 4.25%, 3/7/26(15)	EUR	200	205,149
			$ 3,813,423
Specialty Retail — 0.0%(14)
Fiber Bidco SpA:
9.952%, (3 mo. EURIBOR + 6.00%), 10/25/27(2)(15)	EUR	300	$ 320,347
11.00%, 10/25/27(15)	EUR	100	113,157
			$ 433,504
Steel — 0.3%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		465	$ 466,755
ATI, Inc., 5.875%, 12/1/27		320	303,653
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)		1,147	1,134,423
Nucor Corp., 3.95%, 5/23/25		500	485,193
TMS International Corp., 6.25%, 4/15/29(1)		1,365	1,130,369
			$ 3,520,393

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Surface Transport — 0.1%
Hertz Corp. (The):
4.625%, 12/1/26(1)		218	$ 193,473
5.00%, 12/1/29(1)		1,771	1,389,007
			$ 1,582,480
Technology — 0.6%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		2,297	$ 1,924,064
International Game Technology PLC:
4.125%, 4/15/26(1)		892	839,917
5.25%, 1/15/29(1)		2,500	2,306,365
6.25%, 1/15/27(1)		976	956,271
6.50%, 2/15/25(1)		513	512,699
			$ 6,539,316
Telecommunications — 2.2%
AT&T, Inc., 1.65%, 2/1/28		825	$ 696,695
Ciena Corp., 4.00%, 1/31/30(1)		1,883	1,595,475
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		2,698	2,519,791
Iliad Holding SASU:
5.125%, 10/15/26(15)	EUR	400	403,370
6.50%, 10/15/26(1)		1,389	1,306,484
7.00%, 10/15/28(1)		811	739,102
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(1)		840	676,729
6.75%, 10/15/27(1)		1,482	1,363,084
Level 3 Financing, Inc., 4.25%, 7/1/28(1)		400	249,825
Lorca Telecom Bondco S.A., 4.00%, 9/18/27(15)	EUR	843	830,224
Matterhorn Telecom S.A., 3.125%, 9/15/26(15)	EUR	500	493,273
NBN Co., Ltd., 1.45%, 5/5/26(1)		1,075	966,281
PLT VII Finance S.a.r.l.:
4.625%, 1/5/26(15)	EUR	500	513,097
8.288%, 1/5/26(2)(15)	EUR	100	105,992
Rogers Communications, Inc., 2.95%, 3/15/25		500	477,034
Sprint Capital Corp., 6.875%, 11/15/28		2,379	2,458,390
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 5.152%, 9/20/29(1)		428	420,109
Sprint, LLC:
7.625%, 2/15/25		1,785	1,812,541
7.625%, 3/1/26		993	1,021,293
Stagwell Global, LLC, 5.625%, 8/15/29(1)		1,173	948,629
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)		907	814,380
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(15)	EUR	135	117,192
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(15)	EUR	150	$ 145,901
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	95	106,964
Telecom Italia SpA:
1.625%, 1/18/29(15)	EUR	100	83,061
2.75%, 4/15/25(15)	EUR	356	360,136
3.00%, 9/30/25(15)	EUR	120	120,799
5.303%, 5/30/24(1)		1,118	1,100,300
7.875%, 7/31/28(15)	EUR	100	109,766
Telefonica Europe B.V.:
2.88% to 2/24/28(15)(16)(18)	EUR	200	180,721
4.375% to 12/14/24(15)(16)(18)	EUR	700	726,055
7.125% to 8/23/28(15)(16)(18)	EUR	300	326,294
Viasat, Inc., 5.625%, 4/15/27(1)		476	412,930
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		868	706,509
Vmed O2 UK Financing I PLC:
3.25%, 1/31/31(15)	EUR	200	173,811
4.50%, 7/15/31(15)	GBP	100	95,933
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(15)(16)	EUR	400	386,511
4.875% to 7/3/25, 10/3/78(15)(16)	GBP	350	402,726
Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(15)	EUR	250	216,663
			$ 26,184,070
Transportation — 0.3%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		1,528	$ 1,365,902
Fenix Marine Service Holdings, Ltd., 8.00%, 1/15/24		150	151,064
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)		450	443,824
Seaspan Corp., 5.50%, 8/1/29(1)		1,654	1,329,419
SMBC Aviation Capital Finance DAC, 5.45%, 5/3/28(1)		450	435,284
			$ 3,725,493
Utilities — 1.2%
Calpine Corp.:
4.50%, 2/15/28(1)		1,073	$ 968,132
4.625%, 2/1/29(1)		680	570,362
5.00%, 2/1/31(1)		910	736,927
5.125%, 3/15/28(1)		1,511	1,347,182
5.25%, 6/1/26(1)		344	334,330
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)		838	689,810
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)		60	57,666
4.50%, 9/15/27(1)		1,207	1,095,476

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
NRG Energy, Inc.:
3.375%, 2/15/29(1)	664	$ 538,061
3.625%, 2/15/31(1)	1,107	841,088
3.875%, 2/15/32(1)	1,466	1,102,234
5.25%, 6/15/29(1)	673	594,810
10.25% to 3/15/28(1)(16)(18)	1,413	1,385,325
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	1,497	1,360,272
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)	939	808,063
5.00%, 7/31/27(1)	1,278	1,176,320
		$ 13,606,058
Total Corporate Bonds (identified cost $691,503,289)		$ 638,669,389

Preferred Stocks — 0.1%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(11)(12)(13)	1,932	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(12)(13)	1,803	$ 982,635
		$ 982,635
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(11)(12)(13)	1,136	$ 0
Series B, 10.00% (PIK)(11)(12)(13)	4,631	0
		$ 0
Total Preferred Stocks (identified cost $374,926)		$ 982,635

Senior Floating-Rate Loans — 46.6%(20)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.3%
Aernnova Aerospace S.A.U.:
Term Loan, 6.783%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	796	$ 828,512
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Aernnova Aerospace S.A.U.: (continued)
Term Loan, 6.934%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	204	$ 212,439
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 7.078%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	1,000	1,040,863
Dynasty Acquisition Co., Inc.:
Term Loan, 9.316%, (SOFR + 4.00%), 8/24/28		1,160	1,160,051
Term Loan, 9.316%, (SOFR + 4.00%), 8/24/28		497	497,165
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (SOFR + 6.50%), 7/18/23(11)		216	166,770
TransDigm, Inc.:
Term Loan, 8.64%, (SOFR + 3.25%), 2/22/27		1,330	1,332,735
Term Loan, 8.64%, (SOFR + 3.25%), 8/24/28		4,587	4,593,389
WP CPP Holdings, LLC, Term Loan, 9.27%, (SOFR + 3.75%), 4/30/25		6,425	6,066,312
			$ 15,898,236
Airlines — 0.2%
Mileage Plus Holdings, LLC, Term Loan, 10.798%, (SOFR + 5.25%), 6/21/27		563	$ 585,422
SkyMiles IP, Ltd., Term Loan, 9.076%, (SOFR + 3.75%), 10/20/27		1,658	1,721,728
			$ 2,307,150
Apparel & Luxury Goods — 0.0%(14)
Hanesbrands, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 3/8/30		373	$ 366,595
			$ 366,595
Auto Components — 1.1%
Adient US, LLC, Term Loan, 8.681%, (SOFR + 3.25%), 4/10/28		556	$ 556,468
Clarios Global, L.P.:
Term Loan, 7.108%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	913	962,902
Term Loan, 9.066%, (SOFR + 3.75%), 5/6/30		2,611	2,611,326
DexKo Global, Inc.:
Term Loan, 7.972%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	96	99,533
Term Loan, 7.972%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	309	321,683
Term Loan, 7.972%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	595	618,589
Term Loan, 9.402%, (SOFR + 3.75%), 10/4/28		813	794,214
Garrett LX I S.a.r.l., Term Loan, 8.881%, (SOFR + 3.25%), 4/30/28		637	635,408

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Auto Components (continued)
Garrett Motion, Inc., Term Loan, 10.131%, (SOFR + 4.50%), 4/30/28	1,375	$ 1,378,438
LSF12 Badger Bidco, LLC, Term Loan, 11.316%, (SOFR + 6.00%), 8/30/30	300	299,625
LTI Holdings, Inc.:
Term Loan, 8.931%, (SOFR + 3.50%), 9/6/25	3,330	3,251,642
Term Loan, 10.181%, (SOFR + 4.75%), 7/24/26	707	691,989
RealTruck Group, Inc., Term Loan, 1/31/28(21)	675	661,500
		$ 12,883,317
Automobiles — 0.2%
MajorDrive Holdings IV, LLC:
Term Loan, 9.652%, (SOFR + 4.00%), 6/1/28	440	$ 436,576
Term Loan, 11.04%, (SOFR + 5.50%), 6/1/29	1,625	1,621,187
Thor Industries, Inc., Term Loan, 8.431%, (SOFR + 3.00%), 2/1/26	313	313,858
		$ 2,371,621
Beverages — 0.0%(14)
City Brewing Company, LLC, Term Loan, 9.07%, (SOFR + 3.50%), 4/5/28	636	$ 422,559
		$ 422,559
Biotechnology — 0.1%
Alkermes, Inc., Term Loan, 7.945%, (SOFR + 2.50%), 3/12/26	1,079	$ 1,065,614
Alltech, Inc., Term Loan, 9.431%, (SOFR + 4.00%), 10/13/28	467	453,853
		$ 1,519,467
Building Products — 0.3%
Janus International Group, LLC, Term Loan, 8.677%, (SOFR + 3.25%), 7/25/30	250	$ 249,531
LHS Borrower, LLC, Term Loan, 10.06%, (SOFR + 4.75%), 2/16/29	1,131	1,035,929
Oscar AcquisitionCo, LLC, Term Loan, 9.99%, (SOFR + 4.50%), 4/29/29	891	882,313
Standard Industries, Inc., Term Loan, 7.938%, (SOFR + 2.50%), 9/22/28	1,105	1,106,975
		$ 3,274,748
Capital Markets — 1.4%
Advisor Group, Inc., Term Loan, 9.816%, (SOFR + 4.50%), 8/17/28	1,134	$ 1,135,765
Aretec Group, Inc.:
Term Loan, 9.666%, (SOFR + 4.25%), 10/1/25	2,294	2,296,125
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Aretec Group, Inc.: (continued)
Term Loan, 9.916%, (SOFR + 4.50%), 8/9/30		723	$ 719,391
Brookfield Property REIT, Inc., Term Loan, 7.892%, (SOFR + 2.50%), 8/27/25		766	760,908
CeramTec AcquiCo GmbH, Term Loan, 7.283%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	760	795,926
Citadel Securities, L.P., Term Loan, 7.931%, (SOFR + 2.50%), 7/29/30		723	722,623
EIG Management Company, LLC, Term Loan, 9.166%, (SOFR + 3.75%), 2/22/25		260	259,875
FinCo I, LLC, Term Loan, 8.369%, (SOFR + 3.00%), 6/27/29		1,222	1,224,228
Focus Financial Partners, LLC:
Term Loan, 8.566%, (SOFR + 3.25%), 6/30/28		3,223	3,222,992
Term Loan, 8.816%, (SOFR + 3.50%), 6/30/28		600	600,375
Franklin Square Holdings, L.P., Term Loan, 7.666%, (SOFR + 2.25%), 8/1/25		522	523,803
HighTower Holdings, LLC, Term Loan, 9.612%, (SOFR + 4.00%), 4/21/28		744	742,443
Hudson River Trading, LLC, Term Loan, 8.631%, (SOFR + 3.00%), 3/20/28		2,171	2,161,449
Mariner Wealth Advisors, LLC, Term Loan, 8.901%, (SOFR + 3.25%), 8/18/28		786	779,790
Victory Capital Holdings, Inc., Term Loan, 7.619%, (SOFR + 2.25%), 7/1/26		891	891,504
			$ 16,837,197
Chemicals — 2.3%
Aruba Investments, Inc., Term Loan, 7.858%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	975	$ 987,009
Campfire Bidco Limited, Term Loan, 10.606%, (SOFR + 5.00%), 9.856% cash, 0.75% PIK, 12/31/26		75	70,744
Campfire TopCo Limited:
Term Loan, 12.606%, (SOFR + 7.00%), 5.706% cash, 6.90% PIK, 12/31/27		36	25,299
Term Loan - Second Lien, 12.606%, (SOFR + 7.00%), 5.706% cash, 6.90% PIK, 12/31/27		48	10,082
Groupe Solmax, Inc., Term Loan, 10.30%, (SOFR + 4.75%), 5/29/28(22)		196	184,067
INEOS Enterprises Holdings II Limited:
Term Loan, 7.033%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	200	210,287
Term Loan, 7.783%, (3 mo. EURIBOR + 4.00%), 7/8/30	EUR	300	314,796
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 9.273%, (SOFR + 3.75%), 6/23/30		475	473,219
INEOS Finance PLC, Term Loan, 7.858%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	1,194	1,258,585

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 6.608%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	1,000	$ 1,046,678
Term Loan, 9.166%, (SOFR + 3.75%), 3/14/30		424	423,408
INEOS Styrolution Group GmbH, Term Loan, 5.858%, (1 mo. EURIBOR + 2.00%), 1/29/27	EUR	1,000	1,032,405
INEOS Styrolution US Holding, LLC, Term Loan, 8.181%, (SOFR + 2.75%), 1/29/26		2,297	2,292,818
INEOS US Finance, LLC:
Term Loan, 7.916%, (SOFR + 2.50%), 11/8/28		616	611,173
Term Loan, 8.916%, (SOFR + 3.50%), 2/18/30		773	769,197
Term Loan, 9.166%, (SOFR + 3.75%), 11/8/27		1,016	1,012,999
Kraton Corporation, Term Loan, 8.921%, (SOFR + 3.25%), 3/15/29		443	437,848
Kraton Polymers Holdings B.V., Term Loan, 6.938%, (1 mo. EURIBOR + 3.25%), 3/15/29	EUR	500	513,757
Lonza Group AG:
Term Loan, 7.897%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	1,000	951,129
Term Loan, 9.415%, (SOFR + 3.93%), 7/3/28		1,713	1,524,981
Messer Industries GmbH, Term Loan, 8.152%, (SOFR + 2.50%), 3/2/26		1,157	1,158,186
Momentive Performance Materials, Inc., Term Loan, 9.816%, (SOFR + 4.50%), 3/29/28		796	776,763
Nouryon Finance B.V., Term Loan, 7.949%, (1 mo. EURIBOR + 4.25%), 4/3/28	EUR	750	791,104
Olympus Water US Holding Corporation:
Term Loan, 9.99%, (SOFR + 4.50%), 11/9/28		369	368,394
Term Loan, 10.39%, (SOFR + 5.00%), 11/9/28		2,400	2,399,400
Orion Engineered Carbons GmbH:
Term Loan, 6.372%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,000	1,051,964
Term Loan, 7.64%, (SOFR + 2.15%), 9/24/28		368	365,433
Rohm Holding GmbH:
Term Loan, 8.472%, (6 mo. EURIBOR + 4.50%), 7/31/26	EUR	500	490,035
Term Loan, 10.881%, (SOFR + 5.00%), 7/31/26		919	865,072
SCUR-Alpha 1503 GmbH, Term Loan, 10.869%, (SOFR + 5.50%), 3/29/30		920	853,653
Starfruit Finco B.V., Term Loan, 8.427%, (SOFR + 3.00%), 10/1/25		1,330	1,332,651
Tronox Finance, LLC:
Term Loan, 8.114%, (SOFR + 2.50%), 3/10/28(22)		1,318	1,297,435
Term Loan, 8.832%, (SOFR + 3.50%), 8/16/28		475	471,289
W.R. Grace & Co.-Conn., Term Loan, 9.402%, (SOFR + 3.75%), 9/22/28		1,105	1,101,997
			$ 27,473,857
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies — 1.6%
Allied Universal Holdco, LLC:
Term Loan, 7.593%, (1 mo. EURIBOR + 3.75%), 5/12/28	EUR	980	$ 1,013,348
Term Loan, 9.166%, (SOFR + 3.75%), 5/12/28		2,686	2,599,600
Asplundh Tree Expert, LLC, Term Loan, 7.166%, (SOFR + 1.75%), 9/7/27		1,091	1,091,420
Belfor Holdings, Inc., Term Loan, 9.566%, (SOFR + 4.25%), 4/6/26		298	299,235
EnergySolutions, LLC, Term Loan, 9.324%, (SOFR + 4.00%), 9/22/30		4,437	4,414,950
Foundever, Term Loan, 7.61%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	500	518,603
Harsco Corporation, Term Loan, 7.681%, (SOFR + 2.25%), 3/10/28		391	387,579
LABL, Inc., Term Loan, 10.416%, (SOFR + 5.00%), 10/29/28		712	711,624
Monitronics International, Inc., Term Loan, 13.078%, (SOFR + 7.50%), 6/30/28		1,438	1,454,331
PECF USS Intermediate Holding III Corporation, Term Loan, 9.881%, (SOFR + 4.25%), 12/15/28		639	514,526
Phoenix Services International, LLC, Term Loan, 11.416%, (SOFR + 6.10%), 6/30/28		204	190,618
Prime Security Services Borrower, LLC, Term Loan, 8.192%, (SOFR + 2.75%), 9/23/26		1,506	1,505,389
SITEL Worldwide Corporation, Term Loan, 9.181%, (SOFR + 3.75%), 8/28/28		1,862	1,814,674
Tempo Acquisition, LLC, Term Loan, 8.066%, (SOFR + 3.00%), 8/31/28		826	827,179
TMF Group Holding B.V.:
Term Loan, 8.161%, (2 mo. EURIBOR + 4.50%), 5/3/28	EUR	1,000	1,060,266
Term Loan, 10.37%, (SOFR + 5.00%), 5/3/28		375	376,406
			$ 18,779,748
Communications Equipment — 0.2%
CommScope, Inc., Term Loan, 8.568%, (SOFR + 3.25%), 4/6/26		1,752	$ 1,604,540
Digi International, Inc., Term Loan, 10.431%, (SOFR + 5.00%), 11/1/28		336	335,696
			$ 1,940,236
Construction Materials — 0.4%
Quikrete Holdings, Inc.:
Term Loan, 8.056%, (SOFR + 2.63%), 2/1/27		2,892	$ 2,891,587
Term Loan, 8.181%, (SOFR + 2.75%), 3/19/29		2,142	2,144,607
			$ 5,036,194

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Staples Distribution & Retail — 0.1%
Cardenas Markets, Inc., Term Loan, 12.24%, (SOFR + 6.75%), 8/1/29		398	$ 398,197
Peer Holding III B.V., Term Loan, 7.722%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	500	528,790
			$ 926,987
Containers & Packaging — 0.8%
Berlin Packaging, LLC, Term Loan, 9.204%, (SOFR + 3.75%), 3/11/28(22)		1,225	$ 1,214,062
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.591%, (SOFR + 4.18%), 4/13/29		568	560,797
Kouti B.V., Term Loan, 7.458%, (3 mo. EURIBOR + 3.68%), 8/31/28	EUR	2,000	2,079,082
Pregis TopCo Corporation, Term Loan, 9.066%, (SOFR + 3.75%), 7/31/26		626	625,674
Pretium PKG Holdings, Inc.:
Term Loan, 9.509%, (SOFR + 4.00%), 10/2/28(22)		614	379,491
Term Loan - Second Lien, 12.236%, (SOFR + 6.75%), 10/1/29(22)		350	112,583
Proampac PG Borrower, LLC, Term Loan, 9.305%, (SOFR + 3.75%), 11/3/25		562	559,561
Reynolds Group Holdings, Inc.:
Term Loan, 8.681%, (SOFR + 3.25%), 2/5/26		782	781,931
Term Loan, 8.681%, (SOFR + 3.25%), 9/24/28		955	955,500
Trident TPI Holdings, Inc.:
Term Loan, 9.652%, (SOFR + 4.00%), 9/15/28		785	782,969
Term Loan, 9.89%, (SOFR + 4.50%), 9/15/28		1,328	1,328,233
			$ 9,379,883
Distributors — 0.1%
Autokiniton US Holdings, Inc., Term Loan, 9.931%, (SOFR + 4.50%), 4/6/28		513	$ 503,565
Phillips Feed Service, Inc., Term Loan, 12.32%, (SOFR + 7.00%), 11/13/24(11)		106	84,587
Winterfell Financing S.a.r.l., Term Loan, 8.765%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	500	524,495
			$ 1,112,647
Diversified Consumer Services — 0.3%
Ascend Learning, LLC, Term Loan, 8.916%, (SOFR + 3.50%), 12/11/28		639	$ 609,887
Fugue Finance B.V., Term Loan, 1/31/28(21)	EUR	1,000	1,061,215
KUEHG Corp., Term Loan, 10.39%, (SOFR + 5.00%), 6/12/30		1,300	1,303,900
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Sotheby's, Term Loan, 10.07%, (SOFR + 4.50%), 1/15/27		813	$ 794,603
Spring Education Group, Inc., Term Loan, 9/29/30(21)		350	345,625
			$ 4,115,230
Diversified Financial Services — 0.3%
Concorde Midco, Ltd., Term Loan, 7.892%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	1,000	$ 1,054,277
Sandy BidCo B.V., Term Loan, 7.338%, (3 mo. EURIBOR + 3.75%), 8/17/29	EUR	1,000	1,050,211
Zephyr Bidco Limited, Term Loan, 9.968%, (SONIA + 4.75%), 7/23/25	GBP	775	938,091
			$ 3,042,579
Diversified Telecommunication Services — 1.5%
Altice France S.A., Term Loan, 10.808%, (SOFR + 5.50%), 8/15/28		1,074	$ 974,703
CenturyLink, Inc., Term Loan, 7.681%, (SOFR + 2.25%), 3/15/27		2,504	1,789,877
eircom Finco S.a.r.l., Term Loan, 6.92%, (1 mo. EURIBOR + 3.25%), 5/15/26	EUR	1,786	1,882,783
GEE Holdings 2, LLC:
Term Loan, 13.50%, (SOFR + 8.00%), 3/24/25		329	322,237
Term Loan - Second Lien, 13.75%, (SOFR + 8.25%), 3/23/26		741	444,656
Telenet International Finance S.a.r.l., Term Loan, 5.925%, (1 mo. EURIBOR + 2.25%), 4/30/29	EUR	1,750	1,823,073
UPC Broadband Holding B.V.:
Term Loan, 6.175%, (1 mo. EURIBOR + 2.50%), 4/30/29	EUR	1,500	1,569,025
Term Loan, 6.60%, (1 mo. EURIBOR + 2.93%), 1/31/29	EUR	3,000	3,139,256
Virgin Media Bristol, LLC, Term Loan, 8.697%, (SOFR + 3.25%), 1/31/29		1,150	1,125,832
Virgin Media Ireland Limited, Term Loan, 7.138%, (1 mo. EURIBOR + 3.46%), 7/15/29	EUR	1,000	1,048,219
Virgin Media SFA Finance Limited:
Term Loan, 6.175%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	600	618,491
Term Loan, 8.468%, (SONIA + 3.25%), 11/15/27	GBP	1,500	1,809,052
Zayo Group Holdings, Inc., Term Loan, 7.108%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	965	779,942
			$ 17,327,146

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electrical Equipment — 0.0%(14)
AZZ, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 5/13/29		357	$ 357,925
			$ 357,925
Electronic Equipment, Instruments & Components — 0.7%
Chamberlain Group, Inc., Term Loan, 8.661%, (SOFR + 3.25%), 11/3/28		1,523	$ 1,503,046
Creation Technologies, Inc., Term Loan, 11.03%, (SOFR + 5.50%), 10/5/28		963	914,672
II-VI Incorporated, Term Loan, 8.181%, (SOFR + 2.75%), 7/2/29		914	914,723
Minimax Viking GmbH, Term Loan, 6.608%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	940	997,647
Mirion Technologies, Inc., Term Loan, 8.402%, (SOFR + 2.75%), 10/20/28		586	586,195
Robertshaw US Holding Corp.:
Term Loan, 13.49%, (SOFR + 8.00%), 8.49% cash, 5.00% PIK, 2/28/27		235	237,360
Term Loan - Second Lien, 12.40%, (SOFR + 7.00%), 2/28/27		993	868,448
Verifone Systems, Inc., Term Loan, 9.653%, (SOFR + 4.00%), 8/20/25		1,216	1,133,943
Verisure Holding AB, Term Loan, 6.972%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	1,000	1,048,254
			$ 8,204,288
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 16.713%, (SOFR + 13.00%), 12/29/23(11)(23)		110	$ 88,151
Term Loan, 18.444%, (SOFR + 13.00%), 13.444% cash, 5.00% PIK, 12/29/23(11)		867	691,695
GIP Pilot Acquisition Partners L.P., Term Loan, 9/18/30(21)		475	474,406
Lealand Finance Company B.V., Term Loan, 12.431%, (SOFR + 7.00%), 9.431% cash, 3.00% PIK, 6/30/25		233	122,169
			$ 1,376,421
Engineering & Construction — 0.2%
Aegion Corporation, Term Loan, 10.181%, (SOFR + 4.75%), 5/17/28		466	$ 464,182
American Residential Services, LLC, Term Loan, 9.152%, (SOFR + 3.50%), 10/15/27		559	558,489
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
APi Group DE, Inc., Term Loan, 7.931%, (SOFR + 2.50%), 10/1/26		1,305	$ 1,309,442
Northstar Group Services, Inc., Term Loan, 10.931%, (SOFR + 5.50%), 11/12/26		213	213,920
			$ 2,546,033
Entertainment — 0.7%
City Football Group Limited, Term Loan, 8.439%, (SOFR + 3.00%), 7/21/28		1,351	$ 1,348,405
Crown Finance US, Inc., Term Loan, 14.381%, (SOFR + 8.50%), 7/31/28		274	281,148
EP Purchaser, LLC, Term Loan, 9.152%, (SOFR + 3.50%), 11/6/28		419	413,915
Playtika Holding Corp., Term Loan, 8.181%, (SOFR + 2.75%), 3/13/28		2,165	2,165,075
Renaissance Holding Corp.:
Term Loan, 10.066%, (SOFR + 4.75%), 4/5/30		950	943,865
Term Loan - Second Lien, 12.416%, (SOFR + 7.00%), 5/29/26		9	8,991
UFC Holdings, LLC, Term Loan, 8.369%, (SOFR + 2.75%), 4/29/26		2,744	2,744,683
Vue International Bidco PLC:
Term Loan, 11.086%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	121	124,976
Term Loan, 11.859%, (6 mo. EURIBOR + 8.00%), 5.359% cash, 6.50% PIK, 12/31/27	EUR	817	413,336
			$ 8,444,394
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 7.181%, (SOFR + 1.75%), 1/2/26		874	$ 873,579
			$ 873,579
Financial Services — 0.5%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/24(19)		2,173	$ 239,052
GTCR W Merger Sub, LLC:
Term Loan, 9/20/30(21)		2,875	2,876,127
Term Loan, 9/20/30(21)	EUR	1,500	1,591,492
NCR Atleos, LLC, Term Loan, 3/27/29(21)		1,300	1,253,688
			$ 5,960,359
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan, 7.431%, (SOFR + 2.00%), 9/13/26		1,288	$ 1,289,841
			$ 1,289,841

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products — 1.2%
8th Avenue Food & Provisions, Inc., Term Loan, 10.181%, (SOFR + 4.75%), 10/1/25		588	$ 565,950
Badger Buyer Corp., Term Loan, 8.931%, (SOFR + 3.50%), 9/30/24		376	318,660
CHG PPC Parent, LLC:
Term Loan, 8.358%, (1 mo. EURIBOR + 4.50%), 12/8/28	EUR	2,000	2,114,500
Term Loan, 8.431%, (SOFR + 3.00%), 12/8/28		468	465,797
Del Monte Foods, Inc., Term Loan, 9.674%, (SOFR + 4.25%), 5/16/29		447	435,041
Froneri International, Ltd.:
Term Loan, 6.097%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,275	1,328,255
Term Loan, 7.666%, (SOFR + 2.25%), 1/29/27		2,129	2,117,011
Monogram Food Solutions, LLC, Term Loan, 9.431%, (SOFR + 4.00%), 8/28/28		540	532,945
Nomad Foods Europe Midco Limited, Term Loan, 6.445%, (6 mo. EURIBOR + 2.50%), 6/24/28	EUR	3,000	3,185,909
Shearer's Foods, Inc., Term Loan, 8.931%, (SOFR + 3.50%), 9/23/27		388	388,108
Sovos Brands Intermediate, Inc., Term Loan, 9.131%, (SOFR + 3.50%), 6/8/28		497	498,156
United Petfood Group B.V., Term Loan, 6.466%, (3 mo. EURIBOR + 2.75%), 4/23/28	EUR	750	780,383
Valeo F1 Company Limited (Ireland), Term Loan, 8.136%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	1,000	961,040
			$ 13,691,755
Health Care Equipment & Supplies — 0.4%
Artivion, Inc., Term Loan, 8.931%, (SOFR + 3.50%), 6/1/27		518	$ 504,443
Bayou Intermediate II, LLC, Term Loan, 9.966%, (SOFR + 4.50%), 8/2/28		737	718,453
Gloves Buyer, Inc., Term Loan, 10.431%, (SOFR + 5.00%), 12/29/27		625	602,344
Journey Personal Care Corp., Term Loan, 9.981%, (6 mo. USD LIBOR + 4.25%), 3/1/28		1,521	1,436,689
Medline Borrower, L.P., Term Loan, 7.358%, (1 mo. EURIBOR + 3.50%), 10/23/28	EUR	1,000	1,055,048
			$ 4,316,977
Health Care Providers & Services — 3.1%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 9.402%, (SOFR + 3.75%), 9/7/28		1,056	$ 1,054,207
Biogroup-LCD, Term Loan, 6.754%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	750	765,020
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.39%, (SOFR + 8.00%), 1/15/26		3,729	3,187,881
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
CCRR Parent, Inc., Term Loan, 9.181%, (SOFR + 3.75%), 3/6/28		512	$ 489,832
Cerba Healthcare S.A.S., Term Loan, 7.558%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	1,250	1,278,521
CHG Healthcare Services, Inc.:
Term Loan, 8.681%, (SOFR + 3.25%), 9/29/28		1,078	1,074,631
Term Loan, 9/29/28(21)		400	400,417
CNT Holdings I Corp., Term Loan, 8.80%, (SOFR + 3.50%), 11/8/27		683	681,525
Covis Finco S.a.r.l., Term Loan, 12.04%, (SOFR + 6.50%), 2/18/27		690	497,613
Dedalus Finance GmbH, Term Loan, 7.712%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	500	513,262
Electron BidCo, Inc., Term Loan, 8.431%, (SOFR + 3.00%), 11/1/28		788	785,960
Elsan S.A.S., Term Loan, 7.39%, (6 mo. EURIBOR + 3.35%), 6/16/28	EUR	1,500	1,565,308
Ensemble RCM, LLC, Term Loan, 9.219%, (SOFR + 3.75%), 8/3/26		1,654	1,658,175
Envision Healthcare Corporation:
Term Loan, 0.00%, 3/31/27(19)		1,023	1,225,507
Term Loan - Second Lien, 0.00%, 3/31/27(19)		7,224	1,679,472
IVC Acquisition, Ltd., Term Loan, 9.204%, (SONIA + 4.50%), 2/13/26	GBP	1,000	1,213,237
LSCS Holdings, Inc., Term Loan, 9.931%, (SOFR + 4.61%), 12/16/28		712	702,964
Medical Solutions Holdings, Inc., Term Loan, 8.773%, (SOFR + 3.25%), 11/1/28		1,454	1,411,150
Mehilainen Yhtiot Oy, Term Loan, 7.497%, (3 mo. EURIBOR + 3.53%), 8/8/25	EUR	1,000	1,058,158
Midwest Physician Administrative Services, LLC, Term Loan, 8.902%, (SOFR + 3.25%), 3/12/28		463	435,999
National Mentor Holdings, Inc.:
Term Loan, 9.181%, (SOFR + 3.75%), 3/2/28(22)		2,031	1,833,473
Term Loan, 9.24%, (SOFR + 3.75%), 3/2/28		58	52,648
Option Care Health, Inc., Term Loan, 8.181%, (SOFR + 2.75%), 10/27/28		418	419,128
Pacific Dental Services, LLC, Term Loan, 8.933%, (SOFR + 3.50%), 5/5/28		689	688,320
Phoenix Guarantor, Inc.:
Term Loan, 8.681%, (SOFR + 3.25%), 3/5/26		1,867	1,858,488
Term Loan, 8.931%, (SOFR + 3.50%), 3/5/26		1,291	1,284,313
Radiology Partners, Inc., Term Loan, 10.179%, (SOFR + 4.25%), 7/9/25		1,194	906,134
Radnet Management, Inc., Term Loan, 8.431%, (SOFR + 3.00%), 4/21/28		1,002	1,001,781
Ramsay Generale de Sante S.A., Term Loan, 6.648%, (3 mo. EURIBOR + 2.95%), 4/22/27	EUR	500	530,182

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Select Medical Corporation, Term Loan, 8.316%, (SOFR + 3.00%), 3/6/27		2,961	$ 2,961,773
Sound Inpatient Physicians, Term Loan, 8.631%, (SOFR + 3.00%), 6/27/25		474	225,031
Surgery Center Holdings, Inc., Term Loan, 9.189%, (SOFR + 3.75%), 8/31/26		943	944,364
Synlab Bondco PLC, Term Loan, 6.392%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	500	528,460
U.S. Anesthesia Partners, Inc., Term Loan, 9.694%, (SOFR + 4.25%), 10/1/28		1,493	1,375,117
			$ 36,288,051
Health Care Technology — 0.5%
Imprivata, Inc., Term Loan, 9.566%, (SOFR + 4.25%), 12/1/27		222	$ 223,021
MedAssets Software Intermediate Holdings, Inc., Term Loan, 9.431%, (SOFR + 4.00%), 12/18/28		1,084	883,052
Navicure, Inc., Term Loan, 9.431%, (SOFR + 4.00%), 10/22/26		1,645	1,649,230
Project Ruby Ultimate Parent Corp., Term Loan, 8.681%, (SOFR + 3.25%), 3/10/28		1,024	1,012,489
Verscend Holding Corp., Term Loan, 9.431%, (SOFR + 4.00%), 8/27/25		2,185	2,188,103
			$ 5,955,895
Hotels, Restaurants & Leisure — 1.8%
Bally's Corporation, Term Loan, 8.838%, (SOFR + 3.25%), 10/2/28		1,154	$ 1,133,958
Carnival Corporation:
Term Loan, 7.608%, (1 mo. EURIBOR + 3.75%), 6/30/25	EUR	1,466	1,556,218
Term Loan, 8.681%, (SOFR + 3.25%), 10/18/28		2,653	2,643,630
ClubCorp Holdings, Inc., Term Loan, 8.181%, (SOFR + 2.75%), 9/18/24		1,880	1,854,934
Fertitta Entertainment, LLC, Term Loan, 9.316%, (SOFR + 4.00%), 1/27/29		4,149	4,115,481
Four Seasons Hotels Limited, Term Loan, 7.916%, (SOFR + 2.50%), 11/30/29		1,014	1,016,901
GVC Holdings (Gibraltar) Limited, Term Loan, 7.722%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	1,850	1,955,388
IRB Holding Corp., Term Loan, 8.416%, (SOFR + 3.00%), 12/15/27		295	294,698
Ontario Gaming GTA L.P., Term Loan, 9.64%, (SOFR + 4.25%), 8/1/30		400	400,781
Oravel Stays Singapore Pte., Ltd., Term Loan, 13.908%, (SOFR + 8.25%), 6/23/26		538	465,046
Playa Resorts Holding B.V., Term Loan, 9.581%, (SOFR + 4.25%), 1/5/29		1,315	1,316,930
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings, L.P., Term Loan, 7.587%, (3 mo. EURIBOR + 4.00%), 4/4/29	EUR	1,000	$ 1,054,387
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.431%, (SOFR + 3.00%), 8/25/28		882	881,265
SMG US Midco 2, Inc., Term Loan, 8.131%, (SOFR + 2.50%), 1/23/25		236	236,562
Stars Group Holdings B.V. (The), Term Loan, 7.902%, (SOFR + 2.25%), 7/21/26		2,229	2,231,047
Wyndham Hotels & Resorts, Inc., Term Loan, 7.666%, (SOFR + 2.25%), 5/24/30		773	774,926
			$ 21,932,152
Household Durables — 1.3%
ACProducts, Inc., Term Loan, 9.902%, (SOFR + 4.25%), 5/17/28		1,735	$ 1,439,234
Libbey Glass, Inc., Term Loan, 11.924%, (SOFR + 3.75%), 11/22/27		9,654	9,219,929
Serta Simmons Bedding, LLC, Term Loan, 12.90%, (SOFR + 7.50%), 6/29/28		3,630	3,635,229
Solis IV B.V., Term Loan, 7.826%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	1,000	1,033,021
			$ 15,327,413
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 11.567%, (SOFR + 6.00%), 12/22/26		393	$ 393,491
Nobel Bidco B.V., Term Loan, 7.27%, (6 mo. EURIBOR + 3.50%), 9/1/28	EUR	1,000	1,020,436
			$ 1,413,927
Industrial Conglomerates — 0.1%
Ammeraal Beltech Holding B.V., Term Loan, 8.972%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	500	$ 527,469
Rain Carbon GmbH, Term Loan, 8.787%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	1,025	1,074,199
			$ 1,601,668
Insurance — 1.7%
Alliant Holdings Intermediate, LLC, Term Loan, 8.831%, (SOFR + 3.50%), 11/5/27		1,505	$ 1,504,278
AmWINS Group, Inc.:
Term Loan, 7.681%, (SOFR + 2.25%), 2/19/28		3,768	3,748,470
Term Loan, 8.181%, (SOFR + 2.75%), 2/19/28		670	670,655
AssuredPartners, Inc., Term Loan, 8.931%, (SOFR + 3.50%), 2/12/27		168	168,362
Financiere CEP S.A.S., Term Loan, 7.722%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	750	790,675

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
HUB International Limited, Term Loan, 9.584%, (SOFR + 4.25%), 6/20/30		5,353	$ 5,375,586
NFP Corp., Term Loan, 8.681%, (SOFR + 3.25%), 2/16/27		3,075	3,042,049
Ryan Specialty Group, LLC, Term Loan, 8.416%, (SOFR + 3.00%), 9/1/27		1,673	1,676,561
USI, Inc., Term Loan, 9.14%, (SOFR + 3.75%), 11/22/29		3,057	3,059,012
			$ 20,035,648
Interactive Media & Services — 0.3%
Adevinta ASA:
Term Loan, 6.472%, (3 mo. EURIBOR + 2.50%), 6/26/28	EUR	1,367	$ 1,447,621
Term Loan, 8.322%, (SOFR + 2.75%), 6/26/28		168	168,260
Buzz Finco, LLC:
Term Loan, 8.166%, (SOFR + 2.75%), 1/29/27		555	554,528
Term Loan, 8.666%, (SOFR + 3.25%), 1/29/27		60	60,314
Foundational Education Group, Inc., Term Loan, 9.881%, (SOFR + 4.25%), 8/31/28		540	513,356
Getty Images, Inc., Term Loan, 9.99%, (SOFR + 4.50%), 2/19/26		676	679,037
Match Group, Inc., Term Loan, 7.298%, (SOFR + 1.75%), 2/13/27		675	673,312
			$ 4,096,428
IT Services — 1.8%
Asurion, LLC:
Term Loan, 8.681%, (SOFR + 3.25%), 12/23/26		3,073	$ 3,021,669
Term Loan, 8.681%, (SOFR + 3.25%), 7/31/27		1,082	1,053,925
Term Loan, 9.416%, (SOFR + 4.00%), 8/19/28		1,005	975,852
Term Loan - Second Lien, 10.681%, (SOFR + 5.25%), 1/31/28		1,350	1,215,844
Cyxtera DC Holdings, Inc.:
DIP Loan, 13.942%, (SOFR + 8.61%), 12/7/23		248	250,521
Term Loan, 0.00%, 5/1/24(19)		895	526,592
Endure Digital, Inc., Term Loan, 8.792%, (SOFR + 3.50%), 2/10/28		2,737	2,666,295
Gainwell Acquisition Corp., Term Loan, 9.49%, (SOFR + 4.00%), 10/1/27		3,064	2,995,283
Indy US Bidco, LLC, Term Loan, 7.608%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	731	748,911
Informatica, LLC, Term Loan, 8.181%, (SOFR + 2.75%), 10/27/28		2,635	2,631,992
NAB Holdings, LLC, Term Loan, 8.54%, (SOFR + 3.00%), 11/23/28		1,105	1,103,536
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Rackspace Technology Global, Inc., Term Loan, 8.194%, (SOFR + 2.75%), 2/15/28		1,316	$ 606,874
Sedgwick Claims Management Services, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 2/24/28		1,218	1,216,548
Skopima Merger Sub, Inc., Term Loan, 9.431%, (SOFR + 4.00%), 5/12/28		1,470	1,433,488
team.blue Finco S.a.r.l., Term Loan, 7.058%, (1 mo. EURIBOR + 3.20%), 3/30/28	EUR	1,000	1,035,577
			$ 21,482,907
Leisure Products — 0.3%
Accell Group N.V., Term Loan, 8.653%, (3 mo. EURIBOR + 4.90%), 6/14/29	EUR	500	$ 481,049
Amer Sports Oyj, Term Loan, 7.648%, (6 mo. EURIBOR + 4.00%), 3/30/26	EUR	1,550	1,635,519
Fender Musical Instruments Corporation, Term Loan, 9.424%, (SOFR + 4.00%), 12/1/28		320	312,475
Recess Holdings, Inc., Term Loan, 9.383%, (SOFR + 4.00%), 3/17/27		600	600,000
			$ 3,029,043
Life Sciences Tools & Services — 0.6%
Avantor Funding, Inc., Term Loan, 6.358%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	978	$ 1,034,207
Catalent Pharma Solutions, Inc., Term Loan, 7.438%, (SOFR + 2.00%), 2/22/28		814	798,878
Curia Global, Inc., Term Loan, 9.219%, (SOFR + 3.75%), 8/30/26		243	202,425
IQVIA, Inc., Term Loan, 7.402%, (SOFR + 1.75%), 1/17/25		1,363	1,366,796
LGC Group Holdings, Ltd., Term Loan, 7.108%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	1,000	1,038,252
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.916%, (SOFR + 3.50%), 4/21/27		339	334,976
Packaging Coordinators Midco, Inc., Term Loan, 9.152%, (SOFR + 3.50%), 11/30/27		1,342	1,338,617
Star Parent, Inc., Term Loan, 9/19/30(21)		1,375	1,346,179
			$ 7,460,330
Machinery — 2.6%
Albion Financing 3 S.a.r.l.:
Term Loan, 10.857%, (SOFR + 5.25%), 8/17/26		1,523	$ 1,527,317
Term Loan, 10.883%, (SOFR + 5.50%), 8/17/26		299	299,246
Alliance Laundry Systems, LLC, Term Loan, 8.901%, (SOFR + 3.50%), 10/8/27		1,038	1,039,259
American Trailer World Corp., Term Loan, 9.166%, (SOFR + 3.75%), 3/3/28		612	589,682

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Apex Tool Group, LLC, Term Loan, 10.674%, (SOFR + 5.25%), 2/8/29		3,321	$ 3,046,679
Barnes Group, Inc., Term Loan, 8.416%, (SOFR + 3.00%), 9/3/30		500	501,340
Conair Holdings, LLC, Term Loan, 9.402%, (SOFR + 3.75%), 5/17/28		1,519	1,456,341
CPM Holdings, Inc., Term Loan, 9.90%, (SOFR + 4.50%), 9/22/28		302	301,987
Delachaux Group S.A., Term Loan, 9.869%, (SOFR + 4.50%), 4/16/26		333	327,651
EMRLD Borrower L.P., Term Loan, 8.316%, (SOFR + 3.00%), 5/31/30		1,075	1,074,832
Engineered Machinery Holdings, Inc.:
Term Loan, 7.722%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	980	1,033,838
Term Loan, 9.152%, (SOFR + 3.50%), 5/19/28		2,325	2,315,606
Filtration Group Corporation:
Term Loan, 8.108%, (1 mo. EURIBOR + 4.25%), 10/21/28	EUR	1,340	1,411,395
Term Loan, 8.931%, (SOFR + 3.50%), 10/21/28		735	733,239
Gates Global, LLC, Term Loan, 7.816%, (SOFR + 2.50%), 3/31/27		3,909	3,905,010
Icebox Holdco III, Inc., Term Loan, 9.402%, (SOFR + 3.75%), 12/22/28		838	835,009
INNIO Group Holding GmbH, Term Loan, 6.339%, (6 mo. EURIBOR + 3.00%), 10/31/25	EUR	750	791,663
Roper Industrial Products Investment Company, LLC:
Term Loan, 8.972%, (3 mo. EURIBOR + 5.25%), 11/22/29	EUR	498	525,160
Term Loan, 9.89%, (SOFR + 4.50%), 11/22/29		597	598,972
SPX Flow, Inc., Term Loan, 9.916%, (SOFR + 4.50%), 4/5/29		1,176	1,175,948
Titan Acquisition Limited, Term Loan, 8.652%, (SOFR + 3.00%), 3/28/25		3,000	2,978,116
TK Elevator Topco GmbH, Term Loan, 7.597%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	1,500	1,581,712
Vertical US Newco, Inc., Term Loan, 9.381%, (SOFR + 3.50%), 7/30/27		1,189	1,187,512
Zephyr German BidCo GmbH, Term Loan, 7.462%, (3 mo. EURIBOR + 3.85%), 3/10/28	EUR	1,500	1,559,539
			$ 30,797,053
Media — 1.1%
Axel Springer SE, Term Loan, 8.684%, (3 mo. EURIBOR + 4.75%), 12/18/26	EUR	1,000	$ 1,058,572
Gray Television, Inc.:
Term Loan, 7.944%, (SOFR + 2.50%), 1/2/26		637	634,179
Term Loan, 8.444%, (SOFR + 3.00%), 12/1/28		933	911,207
Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Hubbard Radio, LLC, Term Loan, 9.69%, (SOFR + 4.25%), 3/28/25	616	$ 560,504
iHeartCommunications, Inc., Term Loan, 8.431%, (SOFR + 3.00%), 5/1/26	444	399,788
Magnite, Inc., Term Loan, 10.532%, (SOFR + 5.00%), 4/28/28(22)	635	638,949
MJH Healthcare Holdings, LLC, Term Loan, 8.916%, (SOFR + 3.50%), 1/28/29	271	270,367
Nexstar Broadcasting, Inc., Term Loan, 7.931%, (SOFR + 2.50%), 9/18/26	267	267,409
Recorded Books, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 8/29/25	954	954,783
Sinclair Television Group, Inc.:
Term Loan, 7.931%, (SOFR + 2.50%), 9/30/26	624	543,469
Term Loan, 8.431%, (SOFR + 3.00%), 4/1/28	403	287,820
Univision Communications, Inc., Term Loan, 8.681%, (SOFR + 3.25%), 3/15/26	6,768	6,763,471
		$ 13,290,518
Metals/Mining — 0.4%
Arsenal AIC Parent, LLC, Term Loan, 9.879%, (SOFR + 4.50%), 8/18/30	750	$ 749,812
Dynacast International, LLC:
Term Loan, 10.017%, (SOFR + 4.50%), 7/22/25	1,042	974,589
Term Loan, 14.517%, (SOFR + 9.00%), 10/22/25	402	309,792
PMHC II, Inc., Term Loan, 9.699%, (SOFR + 4.25%), 4/23/29	995	944,121
WireCo WorldGroup, Inc., Term Loan, 9.695%, (SOFR + 4.25%), 11/13/28	446	446,482
Zekelman Industries, Inc., Term Loan, 7.445%, (SOFR + 2.00%), 1/24/27	1,099	1,099,884
		$ 4,524,680
Oil, Gas & Consumable Fuels — 0.5%
Freeport LNG Investments, LLP, Term Loan, 9.088%, (SOFR + 3.50%), 12/21/28	660	$ 654,674
Matador Bidco S.a.r.l., Term Loan, 9.916%, (SOFR + 4.50%), 10/15/26	1,529	1,537,803
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.692%, (SOFR + 3.25%), 10/5/28	1,026	1,027,624
Oxbow Carbon, LLC, Term Loan, 9.453%, (SOFR + 4.00%), 5/10/30(22)	524	523,360
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.431%, (SOFR + 8.00%), 8/27/26	782	780,344
UGI Energy Services, LLC, Term Loan, 8.666%, (SOFR + 3.25%), 2/22/30	1,476	1,476,747
		$ 6,000,552

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Personal Products — 0.2%
HLF Financing S.a.r.l., Term Loan, 7.931%, (SOFR + 2.50%), 8/18/25		957	$ 953,496
Rainbow Finco S.a.r.l., Term Loan, 7.701%, (6 mo. EURIBOR + 3.75%), 2/23/29	EUR	1,000	1,049,321
Sunshine Luxembourg VII S.a.r.l.:
Term Loan, 7.472%, (3 mo. EURIBOR + 3.50%), 10/1/26	EUR	550	580,478
Term Loan, 9.24%, (SOFR + 3.75%), 10/1/26		195	194,973
			$ 2,778,268
Pharmaceuticals — 1.3%
Aenova Holding GmbH, Term Loan, 8.205%, (3 mo. EURIBOR + 4.50%), 3/6/26	EUR	1,000	$ 1,057,470
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 8.858%, (1 mo. EURIBOR + 5.00%), 9/30/28	EUR	1,000	1,057,421
Bausch Health Companies, Inc., Term Loan, 10.674%, (SOFR + 5.25%), 2/1/27		2,939	2,398,049
Horizon Therapeutics USA, Inc.:
Term Loan, 7.184%, (SOFR + 1.75%), 3/15/28		1,901	1,901,963
Term Loan, 7.434%, (SOFR + 2.00%), 5/22/26		654	654,692
Jazz Financing Lux S.a.r.l., Term Loan, 8.931%, (SOFR + 3.50%), 5/5/28		1,431	1,432,273
Mallinckrodt International Finance S.A.:
DIP Loan, 13.441%, (SOFR + 8.00%), 8/28/24		348	361,513
Term Loan, 12.689%, (SOFR + 7.25%), 9/30/27		3,297	2,469,104
Term Loan, 12.939%, (SOFR + 7.50%), 9/30/27		1,890	1,423,082
PharmaZell GmbH, Term Loan, 7.972%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,000	1,032,140
Recipharm AB, Term Loan, 6.737%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	1,000	1,029,056
			$ 14,816,763
Professional Services — 1.8%
AlixPartners, LLP:
Term Loan, 6.972%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	975	$ 1,025,879
Term Loan, 8.181%, (SOFR + 2.75%), 2/4/28		1,938	1,938,909
APFS Staffing Holdings, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 12/29/28		271	267,701
Apleona Holding GmbH, Term Loan, 6.764%, (3 mo. EURIBOR + 2.95%), 4/28/28	EUR	1,000	1,046,678
ASGN Incorporated, Term Loan, 7.566%, (SOFR + 2.25%), 8/30/30		375	376,563
Camelot U.S. Acquisition, LLC:
Term Loan, 8.431%, (SOFR + 3.00%), 10/30/26		1,510	1,510,946
Term Loan, 8.431%, (SOFR + 3.00%), 10/30/26		886	886,587
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
CoreLogic, Inc., Term Loan, 8.931%, (SOFR + 3.50%), 6/2/28		3,861	$ 3,577,400
Corporation Service Company, Term Loan, 8.666%, (SOFR + 3.25%), 11/2/29		333	333,750
Deerfield Dakota Holding, LLC, Term Loan, 9.14%, (SOFR + 3.75%), 4/9/27		2,059	2,015,637
Employbridge Holding Company, Term Loan, 10.259%, (SOFR + 4.75%), 7/19/28		2,327	2,105,140
First Advantage Holdings, LLC, Term Loan, 8.181%, (SOFR + 2.75%), 1/31/27		606	607,371
Genuine Financial Holdings, LLC, Term Loan, 9/20/30(21)		400	396,333
Neptune Bidco US, Inc., Term Loan, 10.399%, (SOFR + 5.00%), 4/11/29		1,895	1,710,124
Rockwood Service Corporation, Term Loan, 9.431%, (SOFR + 4.00%), 1/23/27		966	971,065
Saphilux S.a.r.l., Term Loan, 7/18/28(21)	EUR	500	529,409
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 6.275%, (6 mo. EURIBOR + 2.38%), 7/15/25	EUR	826	872,339
Trans Union, LLC, Term Loan, 7.681%, (SOFR + 2.25%), 12/1/28		1,469	1,470,255
Vaco Holdings, LLC, Term Loan, 10.393%, (SOFR + 5.00%), 1/21/29		270	260,618
			$ 21,902,704
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 8.181%, (SOFR + 2.75%), 8/21/25		142	$ 141,853
Term Loan, 8.666%, (SOFR + 3.25%), 1/31/30		2,997	2,950,185
Term Loan, 9.316%, (SOFR + 4.00%), 1/31/30		1,232	1,224,701
Greystar Real Estate Partners, LLC, Term Loan, 9.147%, (SOFR + 3.75%), 8/21/30		600	600,000
			$ 4,916,739
Road & Rail — 0.6%
Grab Holdings, Inc., Term Loan, 9.931%, (SOFR + 4.50%), 1/29/26		947	$ 954,528
Hertz Corporation (The):
Term Loan, 8.681%, (SOFR + 3.25%), 6/30/28		1,028	1,028,828
Term Loan, 8.681%, (SOFR + 3.25%), 6/30/28		198	198,358
Kenan Advantage Group, Inc., Term Loan, 9.477%, (SOFR + 3.75%), 3/24/26		2,188	2,185,731
Uber Technologies, Inc., Term Loan, 8.159%, (SOFR + 2.75%), 3/3/30		2,396	2,398,447
			$ 6,765,892

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment — 0.3%
Altar Bidco, Inc., Term Loan, 8.142%, (SOFR + 3.10%), 2/1/29(22)		1,259	$ 1,256,702
Bright Bidco B.V., Term Loan, 14.366%, (SOFR + 9.00%), 6.366% cash, 8.00% PIK, 10/31/27		347	141,278
MaxLinear, Inc., Term Loan, 7.681%, (SOFR + 2.25%), 6/23/28		286	284,286
MKS Instruments, Inc., Term Loan, 6.858%, (1 mo. EURIBOR + 3.00%), 8/17/29	EUR	990	1,047,659
Synaptics Incorporated, Term Loan, 7.914%, (SOFR + 2.25%), 12/2/28		392	391,326
Ultra Clean Holdings, Inc., Term Loan, 9.181%, (SOFR + 3.75%), 8/27/25		570	572,148
			$ 3,693,399
Software — 6.3%
Applied Systems, Inc., Term Loan, 9.89%, (SOFR + 4.50%), 9/18/26		5,117	$ 5,138,119
AppLovin Corporation, Term Loan, 8.416%, (SOFR + 3.10%), 8/14/30		1,579	1,575,944
Aptean, Inc.:
Term Loan, 9.568%, (SOFR + 4.25%), 4/23/26		816	813,214
Term Loan - Second Lien, 12.416%, (SOFR + 7.00%), 4/23/27		1,450	1,353,938
Astra Acquisition Corp.:
Term Loan, 10.902%, (SOFR + 5.25%), 10/25/28		1,069	806,151
Term Loan - Second Lien, 14.527%, (SOFR + 8.88%), 10/25/29		1,650	977,390
Banff Merger Sub, Inc.:
Term Loan, 7.858%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	483	510,107
Term Loan, 9.181%, (SOFR + 3.75%), 10/2/25		2,682	2,681,916
Term Loan - Second Lien, 10.931%, (SOFR + 5.50%), 2/27/26		900	900,000
CDK Global, Inc., Term Loan, 9.64%, (SOFR + 4.25%), 7/6/29		2,258	2,260,995
Cegid Group SAS, Term Loan, 7/10/28(21)	EUR	1,000	1,055,664
CentralSquare Technologies, LLC, Term Loan, 9.29%, (SOFR + 3.75%), 8/29/25		1,406	1,336,691
Ceridian HCM Holding, Inc., Term Loan, 7.931%, (SOFR + 2.50%), 4/30/25		1,473	1,476,181
Cloud Software Group, Inc., Term Loan, 9.99%, (SOFR + 4.50%), 3/30/29(22)		1,493	1,438,116
Cloudera, Inc.:
Term Loan, 9.166%, (SOFR + 3.75%), 10/8/28		2,758	2,727,662
Term Loan - Second Lien, 11.416%, (SOFR + 6.00%), 10/8/29		775	738,833
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Constant Contact, Inc., Term Loan, 9.561%, (SOFR + 4.00%), 2/10/28		1,719	$ 1,671,424
Cornerstone OnDemand, Inc., Term Loan, 9.181%, (SOFR + 3.75%), 10/16/28		1,330	1,268,249
Delta TopCo, Inc.:
Term Loan, 9.069%, (SOFR + 3.75%), 12/1/27		1,369	1,357,389
Term Loan - Second Lien, 12.569%, (SOFR + 7.25%), 12/1/28		1,950	1,867,125
ECI Macola Max Holding, LLC, Term Loan, 9.402%, (SOFR + 3.75%), 11/9/27		1,265	1,263,610
Epicor Software Corporation:
Term Loan, 8.681%, (SOFR + 3.25%), 7/30/27		770	770,553
Term Loan, 7/30/27(21)		825	827,063
Fiserv Investment Solutions, Inc., Term Loan, 9.383%, (SOFR + 4.00%), 2/18/27		508	479,154
GoTo Group, Inc., Term Loan, 10.269%, (SOFR + 4.75%), 8/31/27		1,775	1,188,571
Greeneden U.S. Holdings II, LLC:
Term Loan, 7.964%, (3 mo. EURIBOR + 4.25%), 12/1/27	EUR	731	774,909
Term Loan, 9.431%, (SOFR + 4.00%), 12/1/27		804	805,995
IGT Holding IV AB, Term Loan, 7.122%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	1,000	1,046,017
Ivanti Software, Inc., Term Loan, 9.758%, (SOFR + 4.25%), 12/1/27		1,445	1,253,875
Magenta Buyer, LLC:
Term Loan, 10.631%, (SOFR + 5.00%), 7/27/28		2,507	1,882,043
Term Loan - Second Lien, 13.881%, (SOFR + 8.25%), 7/27/29		1,050	488,250
Marcel LUX IV S.a.r.l.:
Term Loan, 7.087%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	1,500	1,589,840
Term Loan, 9.436%, (SOFR + 4.00%), 12/31/27		95	94,668
McAfee, LLC:
Term Loan, 7.714%, (3 mo. EURIBOR + 4.00%), 3/1/29	EUR	987	1,038,627
Term Loan, 9.18%, (SOFR + 3.75%), 3/1/29		2,765	2,707,972
Mediaocean, LLC, Term Loan, 8.916%, (SOFR + 3.50%), 12/15/28		616	591,000
Mosel Bidco SE:
Term Loan, 9/16/30(21)		250	250,313
Term Loan, 9/16/30(21)	EUR	750	791,460
Open Text Corporation, Term Loan, 8.166%, (SOFR + 2.75%), 1/31/30		1,365	1,365,968
Polaris Newco, LLC:
Term Loan, 7.714%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	980	988,185
Term Loan, 9.431%, (SOFR + 4.00%), 6/2/28		2,794	2,682,282

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Proofpoint, Inc., Term Loan, 8.681%, (SOFR + 3.25%), 8/31/28		2,456	$ 2,438,680
Quartz Acquireco, LLC, Term Loan, 8.818%, (SOFR + 3.50%), 6/28/30		750	750,000
Quest Software US Holdings, Inc., Term Loan, 9.769%, (SOFR + 4.25%), 2/1/29		997	834,322
RealPage, Inc., Term Loan, 8.431%, (SOFR + 3.00%), 4/24/28		2,818	2,788,933
Sabre GLBL, Inc., Term Loan, 9.666%, (SOFR + 4.25%), 6/30/28		1,100	972,400
SolarWinds Holdings, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 2/5/27		1,692	1,695,632
Sophia, L.P., Term Loan, 8.916%, (SOFR + 3.50%), 10/7/27		389	388,768
Turing Midco, LLC, Term Loan, 7.931%, (SOFR + 2.50%), 3/24/28		166	165,690
Ultimate Software Group, Inc. (The):
Term Loan, 8.618%, (SOFR + 3.25%), 5/4/26		3,842	3,838,208
Term Loan, 9.219%, (SOFR + 3.75%), 5/4/26		1,656	1,656,797
Veritas US, Inc.:
Term Loan, 8.608%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	970	900,701
Term Loan, 10.431%, (SOFR + 5.00%), 9/1/25		2,401	2,087,943
Vision Solutions, Inc., Term Loan, 9.613%, (SOFR + 4.00%), 4/24/28		418	406,322
VS Buyer, LLC, Term Loan, 8.666%, (SOFR + 3.25%), 2/28/27		1,062	1,058,846
			$ 74,818,705
Specialty Retail — 1.3%
Belron Finance US, LLC, Term Loan, 8.057%, (SOFR + 2.43%), 4/13/28		829	$ 828,361
Belron Luxembourg S.a.r.l., Term Loan, 6.147%, (3 mo. EURIBOR + 2.43%), 4/13/28	EUR	900	952,219
Boels Topholding B.V., Term Loan, 7.015%, (EURIBOR + 3.25%), 2/6/27(22)	EUR	862	912,562
David's Bridal, Inc.:
Term Loan, 0.00%, 6/23/24(11)(19)		581	0
Term Loan, 0.00%, 12/31/24(11)(19)		704	0
Etraveli Holding AB, Term Loan, 7.972%, (3 mo. EURIBOR + 4.00%), 8/2/24	EUR	937	990,170
Great Outdoors Group, LLC, Term Loan, 9.402%, (SOFR + 3.75%), 3/6/28		2,383	2,381,503
Harbor Freight Tools USA, Inc., Term Loan, 8.181%, (SOFR + 2.75%), 10/19/27		1,859	1,847,196
Hoya Midco, LLC, Term Loan, 8.619%, (SOFR + 3.25%), 2/3/29		981	982,676
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Les Schwab Tire Centers, Term Loan, 8.692%, (SOFR + 3.25%), 11/2/27		2,873	$ 2,865,867
Mattress Firm, Inc., Term Loan, 9.95%, (6 mo. USD LIBOR + 4.25%), 9/25/28		1,181	1,174,083
PetSmart, Inc., Term Loan, 9.166%, (SOFR + 3.75%), 2/11/28		1,299	1,296,742
Speedster Bidco GmbH, Term Loan, 6.886%, (6 mo. EURIBOR + 2.75%), 3/31/27	EUR	1,000	1,033,297
			$ 15,264,676
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 7.931%, (SOFR + 2.50%), 8/28/26		908	$ 908,463
			$ 908,463
Trading Companies & Distributors — 1.4%
American Builders & Contractors Supply Co., Inc., Term Loan, 7.416%, (SOFR + 2.00%), 1/15/27		2,352	$ 2,352,612
Electro Rent Corporation, Term Loan, 11.002%, (SOFR + 5.50%), 11/1/24		1,784	1,726,027
Hillman Group, Inc. (The), Term Loan, 8.181%, (SOFR + 2.75%), 7/14/28		270	270,680
Patagonia Bidco Limited, Term Loan, 10.181%, (SONIA + 5.25%), 11/1/28	GBP	1,000	1,054,166
PEARLS (Netherlands) Bidco B.V., Term Loan, 7.214%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	1,000	1,046,488
Quimper AB, Term Loan, 6.509%, (3 mo. EURIBOR + 2.93%), 2/16/26	EUR	1,875	1,965,018
Spin Holdco, Inc., Term Loan, 9.664%, (SOFR + 4.00%), 3/4/28		3,803	3,299,262
SRS Distribution, Inc.:
Term Loan, 8.916%, (SOFR + 3.50%), 6/2/28		369	366,374
Term Loan, 8.931%, (SOFR + 3.50%), 6/2/28		980	972,037
White Cap Buyer, LLC, Term Loan, 9.066%, (SOFR + 3.75%), 10/19/27		2,043	2,041,484
Windsor Holdings III, LLC:
Term Loan, 8.154%, (1 mo. EURIBOR + 4.50%), 8/1/30	EUR	500	527,832
Term Loan, 9.83%, (SOFR + 4.50%), 8/1/30		1,025	1,021,584
			$ 16,643,564
Transportation Infrastructure — 0.1%
Brown Group Holding, LLC:
Term Loan, 8.068%, (SOFR + 2.75%), 6/7/28		220	$ 218,651
Term Loan, 9.121%, (SOFR + 3.75%), 7/2/29(22)		248	247,616

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Transportation Infrastructure (continued)
KKR Apple Bidco, LLC, Term Loan, 8.181%, (SOFR + 2.75%), 9/22/28	172	$ 171,042
		$ 637,309
Wireless Telecommunication Services — 0.4%
Digicel International Finance Limited, Term Loan, 8.902%, (SOFR + 3.25%), 5/28/24	4,775	$ 4,326,892
		$ 4,326,892
Total Senior Floating-Rate Loans (identified cost $580,279,462)		$ 552,786,608

Sovereign Government Bonds — 4.2%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.1%
Albania Government International Bond:
3.50%, 10/9/25(15)	EUR	101	$ 103,106
5.90%, 6/9/28(15)	EUR	978	1,009,414
			$ 1,112,520
Angola — 0.0%(14)
Angolan Government International Bond, 8.75%, 4/14/32(15)		528	$ 425,824
			$ 425,824
Argentina — 0.0%(14)
Republic of Argentina:
1.00%, 7/9/29		400	$ 112,001
4.25% to 7/9/24, 1/9/38(4)		1,200	354,455
			$ 466,456
Bahrain — 0.1%
Kingdom of Bahrain:
5.45%, 9/16/32(15)		200	$ 174,606
5.625%, 5/18/34(15)		200	171,672
6.75%, 9/20/29(15)		300	295,578
7.00%, 10/12/28(15)		300	304,878
7.375%, 5/14/30(15)		590	593,617
			$ 1,540,351
Security	Principal Amount* (000's omitted)		Value
Barbados — 0.1%
Government of Barbados, 6.50%, 10/1/29(1)		913	$ 853,120
			$ 853,120
Benin — 0.1%
Benin Government International Bond:
4.875%, 1/19/32(15)	EUR	406	$ 319,286
4.95%, 1/22/35(15)	EUR	200	145,558
6.875%, 1/19/52(15)	EUR	1,158	820,480
			$ 1,285,324
Brazil — 0.2%
Federative Republic of Brazil:
3.875%, 6/12/30		371	$ 323,921
4.625%, 1/13/28		1,100	1,059,244
5.00%, 1/27/45		600	445,659
			$ 1,828,824
Chile — 0.1%
Chile Government International Bond:
2.45%, 1/31/31		465	$ 383,439
2.55%, 7/27/33		600	462,179
3.24%, 2/6/28		260	238,913
3.50%, 1/25/50		845	564,892
			$ 1,649,423
Costa Rica — 0.0%(14)
Costa Rica Government International Bond, 6.55%, 4/3/34(15)		460	$ 448,428
			$ 448,428
Croatia — 0.0%(14)
Croatia Government International Bond, 1.75%, 3/4/41(15)	EUR	212	$ 151,618
			$ 151,618
Dominican Republic — 0.1%
Dominican Republic:
4.50%, 1/30/30(15)		430	$ 365,476
4.875%, 9/23/32(15)		380	309,637
6.40%, 6/5/49(15)		150	119,368
6.85%, 1/27/45(15)		300	256,176
7.45%, 4/30/44(15)		300	274,874
			$ 1,325,531

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Ecuador — 0.1%
Republic of Ecuador:
1.50%, 7/31/40(15)	382	$ 92,977
2.50%, 7/31/40(15)	2,576	627,315
		$ 720,292
Egypt — 0.1%
Arab Republic of Egypt:
5.25%, 10/6/25(1)	200	$ 154,361
5.80%, 9/30/27(15)	427	282,206
7.50%, 2/16/61(15)	260	132,093
8.70%, 3/1/49(15)	452	243,639
8.875%, 5/29/50(15)	355	193,457
		$ 1,005,756
El Salvador — 0.1%
Republic of El Salvador:
5.875%, 1/30/25(15)	57	$ 51,947
6.375%, 1/18/27(15)	211	172,899
7.125%, 1/20/50(15)	150	97,950
7.65%, 6/15/35(15)	17	12,079
8.25%, 4/10/32(15)	513	409,547
		$ 744,422
Ethiopia — 0.1%
Ethiopia Government International Bond, 6.625%, 12/11/24(15)	970	$ 630,432
		$ 630,432
Gabon — 0.0%(14)
Gabon Government International Bond, 6.625%, 2/6/31(15)	200	$ 149,250
		$ 149,250
Ghana — 0.1%
Ghana Government International Bond:
7.625%, 5/16/29(15)(19)	349	$ 155,575
7.75%, 4/7/29(15)(19)	200	89,061
8.125%, 3/26/32(15)(19)	200	88,629
8.627%, 6/16/49(15)(19)	740	316,625
8.75%, 3/11/61(15)(19)	597	256,199
		$ 906,089
Security	Principal Amount* (000's omitted)		Value
Guatemala — 0.1%
Guatemala Government International Bond, 5.375%, 4/24/32(15)		538	$ 493,252
			$ 493,252
Hungary — 0.1%
Hungary Government International Bond:
2.125%, 9/22/31(15)		815	$ 602,566
5.375%, 9/12/33(15)	EUR	87	88,935
6.25%, 9/22/32(1)		400	390,782
6.25%, 9/22/32(15)		300	293,086
			$ 1,375,369
India — 0.1%
Export-Import Bank of India:
2.25%, 1/13/31(15)		600	$ 466,356
5.50%, 1/18/33(1)		230	220,665
			$ 687,021
Indonesia — 0.2%
Indonesia Government International Bond:
3.55%, 3/31/32		1,613	$ 1,394,698
4.65%, 9/20/32		455	426,292
4.85%, 1/11/33		840	801,274
			$ 2,622,264
Iraq — 0.0%(14)
Republic of Iraq, 5.80%, 1/15/28(15)		141	$ 130,410
			$ 130,410
Ivory Coast — 0.1%
Ivory Coast Government International Bond:
5.25%, 3/22/30(15)	EUR	257	$ 228,117
6.625%, 3/22/48(15)	EUR	1,162	848,038
6.875%, 10/17/40(15)	EUR	512	402,379
			$ 1,478,534
Jordan — 0.0%(14)
Kingdom of Jordan:
5.85%, 7/7/30(15)		300	$ 267,220
7.375%, 10/10/47(15)		200	165,599
			$ 432,819

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Kazakhstan — 0.1%
Kazakhstan Government International Bond, 6.50%, 7/21/45(15)	500	$ 509,906
		$ 509,906
Kuwait — 0.0%(14)
Kuwait International Government Bond, 3.50%, 3/20/27(15)	247	$ 234,464
		$ 234,464
Lebanon — 0.0%(14)
Lebanese Republic:
5.80%, 4/14/20(15)(19)	57	$ 4,739
6.10%, 10/4/22(15)(19)	972	80,608
6.15%, 6/19/20(19)	75	6,207
6.375%, 3/9/20(19)	1,110	92,274
6.40%, 5/26/23(19)	13	1,072
6.65%, 11/3/28(15)(19)	147	12,060
6.85%, 5/25/29(19)	3	247
8.20%, 5/17/33(19)	156	12,736
8.25%, 5/17/34(19)	129	10,857
		$ 220,800
Mexico — 0.2%
Mexico Government International Bond:
4.875%, 5/19/33	1,089	$ 977,986
5.00%, 4/27/51	755	582,759
5.40%, 2/9/28	1,003	989,905
		$ 2,550,650
Mongolia — 0.0%(14)
Mongolia Government International Bond, 5.125%, 4/7/26(1)	200	$ 187,021
		$ 187,021
Morocco — 0.0%(14)
Morocco Government International Bond, 3.00%, 12/15/32(15)	365	$ 278,633
		$ 278,633
Nigeria — 0.1%
Nigeria Government International Bond:
7.375%, 9/28/33(15)	930	$ 690,167
7.625%, 11/28/47(15)	200	133,802
7.696%, 2/23/38(15)	400	281,100
Security	Principal Amount* (000's omitted)		Value
Nigeria (continued)
Nigeria Government International Bond: (continued)
8.25%, 9/28/51(15)		400	$ 278,070
			$ 1,383,139
North Macedonia — 0.2%
North Macedonia Government International Bond:
1.625%, 3/10/28(15)	EUR	905	$ 779,877
3.675%, 6/3/26(15)	EUR	136	135,525
6.96%, 3/13/27(15)	EUR	884	953,795
			$ 1,869,197
Oman — 0.1%
Oman Government International Bond:
5.375%, 3/8/27(15)		470	$ 458,732
6.25%, 1/25/31(15)		483	478,083
6.75%, 1/17/48(15)		230	212,093
7.375%, 10/28/32(15)		457	484,363
			$ 1,633,271
Panama — 0.1%
Panama Bonos del Tesoro, 6.375%, 7/25/33(15)		83	$ 78,767
Panama Government International Bond, 6.70%, 1/26/36		1,400	1,387,977
			$ 1,466,744
Paraguay — 0.1%
Republic of Paraguay:
4.95%, 4/28/31(15)		577	$ 535,366
5.40%, 3/30/50(15)		209	165,449
			$ 700,815
Peru — 0.1%
Peruvian Government International Bond:
2.783%, 1/23/31		926	$ 760,601
3.00%, 1/15/34		250	193,328
3.30%, 3/11/41		447	310,331
			$ 1,264,260
Romania — 0.2%
Romania Government International Bond:
1.75%, 7/13/30(15)	EUR	657	$ 527,225
2.00%, 1/28/32(15)	EUR	15	11,449
2.00%, 4/14/33(15)	EUR	95	69,307
2.124%, 7/16/31(15)	EUR	25	19,653

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Romania (continued)
Romania Government International Bond: (continued)
3.375%, 1/28/50(15)	EUR	518	$ 325,465
3.624%, 5/26/30(15)	EUR	8	7,296
3.75%, 2/7/34(15)	EUR	49	41,034
4.625%, 4/3/49(15)	EUR	1,115	877,062
6.625%, 9/27/29(15)	EUR	650	707,821
			$ 2,586,312
Serbia — 0.1%
Serbia Government International Bond, 2.125%, 12/1/30(15)		1,536	$ 1,131,336
			$ 1,131,336
Sri Lanka — 0.1%
Sri Lanka Government International Bond:
5.75%, 4/18/23(15)(19)		858	$ 414,171
6.20%, 5/11/27(15)(19)		800	373,632
6.35%, 6/28/24(15)(19)		760	364,149
6.825%, 7/18/26(15)(19)		200	96,483
6.85%, 3/14/24(15)(19)		230	110,503
6.85%, 11/3/25(15)(19)		400	193,548
			$ 1,552,486
Suriname — 0.4%
Republic of Suriname, 9.25%, 10/26/26(15)(19)		5,467	$ 4,715,288
			$ 4,715,288
Ukraine — 0.1%
Ukraine Government International Bond:
0.00%, GDP-Linked, 8/1/41(15)(24)		189	$ 87,364
7.75%, 9/1/24(15)(19)		614	211,899
7.75%, 9/1/25(15)(19)		609	202,119
7.75%, 9/1/28(15)(19)		318	92,864
			$ 594,246
United Arab Emirates — 0.2%
Finance Department Government of Sharjah:
4.375%, 3/10/51(15)		1,275	$ 799,189
6.50%, 11/23/32(1)		660	659,267
6.50%, 11/23/32(15)		640	639,290
			$ 2,097,746
Security	Principal Amount* (000's omitted)	Value
Uruguay — 0.1%
Uruguay Government International Bond:
4.375%, 1/23/31	350	$ 335,466
5.10%, 6/18/50	470	417,728
5.75%, 10/28/34	310	316,285
		$ 1,069,479
Uzbekistan — 0.1%
Republic of Uzbekistan:
3.90%, 10/19/31(15)	564	$ 440,977
4.75%, 2/20/24(15)	355	351,511
5.375%, 2/20/29(15)	300	269,320
		$ 1,061,808
Zambia — 0.0%(14)
Zambia Government International Bond, 8.50%, 4/14/24(15)(19)	200	$ 110,308
		$ 110,308
Total Sovereign Government Bonds (identified cost $56,868,898)		$ 49,681,238

Sovereign Loans — 0.5%
Borrower/Description	Principal Amount (000's omitted)	Value
Kenya — 0.1%
Government of Kenya, Term Loan, 12.203%, (3 mo. USD LIBOR + 6.45%), 6/29/25(2)	$1,248	$ 1,204,948
		$ 1,204,948
Nigeria — 0.0%(14)
Bank of Industry Limited, Term Loan, 11.67%, (3 mo. USD LIBOR + 6.00%), 12/11/23(2)(25)	$251	$ 251,845
		$ 251,845
Tanzania — 0.4%
Government of the United Republic of Tanzania, Term Loan, 11.672%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	$4,151	$ 4,050,517
		$ 4,050,517
Total Sovereign Loans (identified cost $5,648,155)		$ 5,507,310

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 27.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2052	$50,898	$ 48,193,197
5.50%, 5/1/32	232	232,096
6.50%, with various maturities to 2036	1,382	1,405,410
7.00%, with various maturities to 2036	1,125	1,157,530
7.50%, with various maturities to 2035	559	571,361
8.00%, with various maturities to 2030	63	65,713
9.00%, with various maturities to 2031	13	13,113
Federal National Mortgage Association:
4.326%, (COF + 1.31%), 10/1/36(26)	369	360,325
4.402%, (6 mo. USD LIBOR + 1.54%), 9/1/37(26)	475	478,871
4.50%, 7/1/42	2,610	2,499,180
5.00%, with various maturities to 2052	4,539	4,408,292
5.105%, (1 yr. CMT + 2.27%), 8/1/36(26)	2,347	2,378,968
5.50%, 30-Year, TBA(27)	4,650	4,495,971
5.50%, with various maturities to 2033	305	304,356
6.00%, with various maturities to 2029	88	87,052
6.334%, (COF + 2.00%), 7/1/32(26)	458	469,111
6.50%, with various maturities to 2036	5,711	5,797,125
7.00%, with various maturities to 2037	1,234	1,263,919
7.50%, with various maturities to 2035	623	645,885
8.00%, with various maturities to 2027	24	24,275
8.047%, 9/15/27(9)	23	23,426
8.177%, 9/20/28(9)	6	6,024
8.213%, 10/15/29(9)	6	6,289
8.29%, 6/15/27(9)	11	10,650
8.50%, with various maturities to 2037	127	132,418
9.00%, with various maturities to 2032	106	108,073
9.50%, with various maturities to 2030	16	16,043
Government National Mortgage Association:
4.00%, 9/20/49	219	198,225
4.50%, with various maturities to 2052	2,472	2,294,952
5.00%, 6/20/52	14,572	13,818,403
5.50%, 30-Year, TBA(27)	93,900	91,159,622
6.00%, 30-Year, TBA(27)	98,500	97,637,761
6.00%, with various maturities to 2053	8,239	8,189,368
6.50%, 30-Year, TBA(27)	27,538	27,713,445
6.50%, with various maturities to 2053	5,025	5,084,534
7.00%, 4/20/26	36	36,466
7.50%, with various maturities to 2032	576	587,001
8.00%, with various maturities to 2034	672	687,993
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
9.00%, 12/15/25	$41	$ 41,014
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $332,792,411)		$ 322,603,457

Warrants — 0.0%
Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(11)(12)(13)	7,886	$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%(14)
Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(11)(13)	2,257,600	$ 0
		$ 0
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(11)(12)	400,000	$ 0
Alpha Holding S.A., Escrow Certificates(11)(12)	1,530,000	0
		$ 0
Surface Transport — 0.0%(14)
Hertz Corp., Escrow Certificates(12)	$364,000	$ 32,760
		$ 32,760
Total Miscellaneous (identified cost $0)		$ 32,760

Short-Term Investments — 2.3%
Affiliated Fund — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(28)	26,743,497	$ 26,743,497
Total Affiliated Fund (identified cost $26,743,497)		$ 26,743,497

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.0%(14)
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 10/12/23(29)	$500	$ 499,268
Total U.S. Treasury Obligations (identified cost $499,210)		$ 499,268
Total Short-Term Investments (identified cost $27,242,707)		$ 27,242,765
Total Investments — 164.3% (identified cost $2,131,700,554)		$1,949,474,139
Less Unfunded Loan Commitments — (0.0)%(14)		$ (10,364)
Net Investments — 164.3% (identified cost $2,131,690,190)		$1,949,463,775
Other Assets, Less Liabilities — (46.1)%		$ (546,635,138)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (18.2)%		$ (216,210,651)
Net Assets Applicable to Common Shares — 100.0%		$1,186,617,986
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2023, the aggregate value of these securities is $642,187,827 or 54.1% of the Fund's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2023.
(3)	When-issued security. For a variable rate security interest rate will be determined after September 30, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2023.
(5)	Principal amount is less than $500.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2023.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2023.
(10)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 9).
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(12)	Non-income producing security.
(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(14)	Amount is less than 0.05% or (0.05)%, as applicable.
(15)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of these securities is $74,257,779 or 6.3% of the Fund's net assets applicable to common shares.
(16)	Security converts to variable rate after the indicated fixed-rate coupon period.
(17)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(18)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(19)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(20)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(21)	This Senior Loan will settle after September 30, 2023, at which time the interest rate will be determined.
(22)	The stated interest rate represents the weighted average interest rate at September 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(23)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2023, the total value of unfunded loan commitments is $8,284. See Note 1F for description.

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

(24)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(25)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(26)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at September 30, 2023.
(27)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(28)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
(29)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	1,142,237	USD	1,223,130	12/20/23	$ (11,073)
USD	3,778,623	EUR	3,528,719	12/20/23	34,206
USD	2,001,380	EUR	1,869,016	12/20/23	18,118
USD	1,710,626	EUR	1,597,492	12/20/23	15,486
USD	1,622,920	EUR	1,515,586	12/20/23	14,692
USD	1,037,365	EUR	968,758	12/20/23	9,391
					$ 80,820
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	45,820,826	EUR	42,161,465	Standard Chartered Bank	10/3/23	$ 1,245,613	$ —
GBP	100,000	USD	122,526	Bank of America, N.A.	10/4/23	—	(515)
USD	105,578	EUR	100,000	Bank of America, N.A.	10/5/23	—	(156)
EUR	90,613	USD	97,350	Citibank, N.A.	10/6/23	—	(1,539)
EUR	307,323	USD	330,335	Citibank, N.A.	10/6/23	—	(5,378)
USD	715,326	EUR	666,539	Citibank, N.A.	10/6/23	10,542	—
USD	170,771	EUR	159,014	Citibank, N.A.	10/6/23	2,633	—
USD	81,802	EUR	76,317	HSBC Bank USA, N.A.	10/6/23	1,106	—
USD	198,833	EUR	186,087	State Street Bank and Trust Company	10/6/23	2,068	—
CAD	20,400	USD	15,228	HSBC Bank USA, N.A.	10/31/23	—	(203)
EUR	13,898	USD	14,971	HSBC Bank USA, N.A.	10/31/23	—	(260)
EUR	17,228	USD	18,522	HSBC Bank USA, N.A.	10/31/23	—	(287)
EUR	252,294	USD	274,361	HSBC Bank USA, N.A.	10/31/23	—	(7,316)
EUR	155,189	USD	166,867	State Street Bank and Trust Company	10/31/23	—	(2,605)
GBP	11,598	USD	14,508	State Street Bank and Trust Company	10/31/23	—	(354)
USD	497,417	CAD	655,597	HSBC Bank USA, N.A.	10/31/23	14,552	—
USD	3,341	CAD	4,403	The Toronto-Dominion Bank	10/31/23	98	—

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,088,588	EUR	1,000,000	Australia and New Zealand Banking Group Limited	10/31/23	$ 30,122	$ —
USD	550,290	EUR	500,000	Australia and New Zealand Banking Group Limited	10/31/23	21,056	—
USD	760,910	EUR	709,043	Bank of America, N.A.	10/31/23	10,411	—
USD	9,082	EUR	8,224	Bank of America, N.A.	10/31/23	378	—
USD	153,820	EUR	142,061	Citibank, N.A.	10/31/23	3,453	—
USD	110,979	EUR	102,469	Citibank, N.A.	10/31/23	2,518	—
USD	672,041	EUR	613,225	Goldman Sachs International	10/31/23	22,962	—
USD	17,141	EUR	15,641	Goldman Sachs International	10/31/23	586	—
USD	12,732,992	EUR	11,514,289	HSBC Bank USA, N.A.	10/31/23	545,498	—
USD	10,185,676	EUR	9,221,669	HSBC Bank USA, N.A.	10/31/23	424,845	—
USD	9,734,440	EUR	8,813,998	HSBC Bank USA, N.A.	10/31/23	405,116	—
USD	315,121	EUR	284,960	HSBC Bank USA, N.A.	10/31/23	13,500	—
USD	252,080	EUR	228,222	HSBC Bank USA, N.A.	10/31/23	10,514	—
USD	240,911	EUR	218,132	HSBC Bank USA, N.A.	10/31/23	10,026	—
USD	1,095,441	EUR	1,000,000	NatWest Group PLC	10/31/23	36,974	—
USD	596,183	EUR	550,000	Standard Chartered Bank	10/31/23	14,027	—
USD	551,182	EUR	500,000	State Street Bank and Trust Company	10/31/23	21,948	—
USD	232,075	GBP	189,390	Bank of America, N.A.	10/31/23	961	—
USD	48,604	GBP	37,765	Citibank, N.A.	10/31/23	2,519	—
USD	1,300	GBP	1,010	Citibank, N.A.	10/31/23	67	—
USD	4,927,808	GBP	3,837,146	Goldman Sachs International	10/31/23	245,301	—
USD	325,031	GBP	253,093	Goldman Sachs International	10/31/23	16,180	—
USD	90,616	GBP	71,168	Goldman Sachs International	10/31/23	3,769	—
USD	5,555	GBP	4,363	Goldman Sachs International	10/31/23	231	—
USD	44,692,852	EUR	42,161,465	Standard Chartered Bank	11/2/23	62,650	—
USD	11,268,331	EUR	10,314,857	Bank of America, N.A.	11/30/23	336,262	—
USD	6,102,438	EUR	5,588,322	Bank of America, N.A.	11/30/23	179,727	—
USD	7,035,467	EUR	6,444,597	State Street Bank and Trust Company	11/30/23	205,243	—
USD	482,286	EUR	441,817	The Toronto-Dominion Bank	11/30/23	14,031	—
USD	5,503,643	GBP	4,361,147	State Street Bank and Trust Company	11/30/23	180,904	—
USD	194,180	EUR	183,975	Australia and New Zealand Banking Group Limited	12/29/23	—	(1,155)
USD	5,272,655	EUR	5,000,000	Australia and New Zealand Banking Group Limited	12/29/23	—	(36,089)
USD	5,274,930	EUR	5,000,000	Goldman Sachs International	12/29/23	—	(33,814)
USD	5,272,611	EUR	5,000,000	State Street Bank and Trust Company	12/29/23	—	(36,133)
USD	5,810,731	EUR	5,511,638	State Street Bank and Trust Company	12/29/23	—	(41,244)
USD	5,810,342	EUR	5,511,638	State Street Bank and Trust Company	12/29/23	—	(41,634)
						$4,098,391	$(208,682)

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	141	Long	12/29/23	$ 28,582,242	$ (72,566)
U.S. 5-Year Treasury Note	933	Long	12/29/23	98,300,297	94,040
U.S. Ultra 10-Year Treasury Note	18	Long	12/19/23	2,008,125	(58,781)
Euro-Bobl	(21)	Short	12/7/23	(2,569,911)	26,865
Euro-Bund	(12)	Short	12/7/23	(1,632,056)	31,960
Euro-Buxl	(12)	Short	12/7/23	(1,552,381)	105,490
U.S. 2-Year Treasury Note	(3)	Short	12/29/23	(608,133)	2,109
U.S. 5-Year Treasury Note	(68)	Short	12/29/23	(7,164,438)	59,333
U.S. 10-Year Treasury Note	(102)	Short	12/19/23	(11,022,375)	190,901
U.S. Long Treasury Bond	(149)	Short	12/19/23	(16,953,406)	30,310
U.S. Ultra 10-Year Treasury Note	(16)	Short	12/19/23	(1,785,000)	50,101
U.S. Ultra-Long Treasury Bond	(134)	Short	12/19/23	(15,904,125)	277,797
					$737,559
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Mexico	Citibank, N.A.	$ 2,041	1.00% (pays quarterly)(1)	1.79%	12/20/31	$ (104,890)	$ 74,992	$ (29,898)
Total		$2,041				$(104,890)	$74,992	$(29,898)
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2023, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,041,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
TBA	– To Be Announced
Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Statement of Assets and Liabilities (Unaudited)

September 30, 2023
Assets
Unaffiliated investments, at value (identified cost $2,092,642,791)	$ 1,912,391,668
Affiliated investments, at value (identified cost $39,047,399)	37,072,107
Cash	6,733,956
Deposits for derivatives collateral:
Futures contracts	1,161,459
Centrally cleared derivatives	508,659
OTC derivatives	3,305,400
Deposits for forward commitment securities	2,076,000
Foreign currency, at value (identified cost $8,066,504)	8,012,210
Interest receivable	20,549,511
Interest and dividends receivable from affiliated investments	171,287
Receivable for investments sold	3,468,449
Receivable for variation margin on open futures contracts	13,516
Receivable for open forward foreign currency exchange contracts	4,098,391
Tax reclaims receivable	7,315
Prepaid upfront fees on notes payable	607,956
Trustees' deferred compensation plan	262,583
Prepaid expenses	8,890
Total assets	$2,000,449,357
Liabilities
Notes payable	$ 333,000,000
Cash collateral due to brokers	3,210,000
Payable for investments purchased	15,466,977
Payable for when-issued/delayed delivery/forward commitment securities	241,065,146
Payable for variation margin on open centrally cleared derivatives	19,807
Payable for open forward foreign currency exchange contracts	208,682
Payable for open swap contracts	29,898
Upfront receipts on open non-centrally cleared swap contracts	74,992
Payable to affiliates:
Investment adviser fee	1,072,884
Trustees' deferred compensation plan	262,583
Accrued expenses	3,209,751
Total liabilities	$ 597,620,720
Auction preferred shares (8,640 shares outstanding) at liquidation value plus cumulative unpaid dividends	$ 216,210,651
Net assets applicable to common shares	$1,186,617,986
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 1,162,035
Additional paid-in capital	1,627,248,324
Accumulated loss	(441,792,373)
Net assets applicable to common shares	$1,186,617,986
Common Shares Issued and Outstanding	116,203,460
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 10.21

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2023
Investment Income
Dividend income	$ 1,060,535
Dividend income from affiliated investments	808,415
Interest and other income	63,253,214
Interest income from affiliated investments	343,696
Total investment income	$ 65,465,860
Expenses
Investment adviser fee	$ 6,467,390
Trustees’ fees and expenses	54,250
Custodian fee	317,971
Transfer and dividend disbursing agent fees	11,059
Legal and accounting services	120,465
Printing and postage	195,377
Interest expense and fees	11,080,392
Preferred shares service fee	113,612
Miscellaneous	104,887
Total expenses	$ 18,465,403
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 21,815
Total expense reductions	$ 21,815
Net expenses	$ 18,443,588
Net investment income	$ 47,022,272
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (30,698,346)
Futures contracts	758,808
Swap contracts	(17,129)
Foreign currency transactions	(186,088)
Forward foreign currency exchange contracts	(185,572)
Net realized loss	$(30,328,327)
Change in unrealized appreciation (depreciation):
Investments	$ 5,233,345
Investments - affiliated investments	352,004
Futures contracts	1,300,889
Swap contracts	20,527
Foreign currency	(12,708)
Forward foreign currency exchange contracts	5,530,917
Net change in unrealized appreciation (depreciation)	$ 12,424,974
Net realized and unrealized loss	$(17,903,353)
Distributions to preferred shareholders	$ (9,110,069)
Net increase in net assets from operations	$ 20,008,850

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Statements of Changes in Net Assets

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 47,022,272	$ 81,866,574
Net realized loss	(30,328,327)	(48,404,601)
Net change in unrealized appreciation (depreciation)	12,424,974	(91,991,826)
Distributions to preferred shareholders	(9,110,069)	(9,997,733)
Net increase (decrease) in net assets from operations	$ 20,008,850	$ (68,527,586)
Distributions to common shareholders	$ (54,569,145)*	$ (83,662,686)
Tax return of capital to common shareholders	$ —	$ (55,781,466)
Net decrease in net assets	$ (34,560,295)	$ (207,971,738)
Net Assets Applicable to Common Shares
At beginning of period	$ 1,221,178,281	$ 1,429,150,019
At end of period	$1,186,617,986	$1,221,178,281
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 3.

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Statement of Cash Flows (Unaudited)

Six Months Ended
September 30, 2023
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 20,008,850
Distributions to preferred shareholders	9,110,069
Net increase in net assets from operations excluding distributions to preferred shareholders	$ 29,118,919
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(2,098,949,849)
Investments sold and principal repayments	2,102,236,046
Increase in short-term investments, net	(676,320)
Net amortization/accretion of premium (discount)	(659,930)
Amortization of prepaid upfront fees on notes payable	251,550
Increase in interest receivable	(1,116,533)
Increase in interest and dividends receivable from affiliated investments	(1,358)
Increase in receivable for variation margin on open futures contracts	(13,516)
Decrease in receivable for variation margin on open centrally cleared derivatives	39,799
Decrease in tax reclaims receivable	3,708
Increase in Trustees’ deferred compensation plan	(262,583)
Increase in cash collateral due to brokers	2,952,236
Increase in payable for variation margin on open centrally cleared derivatives	19,807
Decrease in payable for variation margin on open futures contracts	(82,432)
Decrease in payable for open swap contracts	(5,995)
Decrease in upfront receipts on open non-centrally cleared swap contracts	(4,571)
Decrease in payable to affiliate for investment adviser fee	(36,079)
Increase in payable to affiliate for Trustees' deferred compensation plan	262,583
Increase in accrued expenses	260,278
Decrease in unfunded loan commitments	(90,369)
Net change in unrealized (appreciation) depreciation from investments	(5,585,349)
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts (OTC)	(5,359,337)
Net realized loss from investments	30,698,346
Net cash provided by operating activities	$ 52,999,051
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (54,569,145)
Cash distributions paid to preferred shareholders	(9,037,716)
Proceeds from notes payable	69,000,000
Repayments of notes payable	(50,000,000)
Net cash used in financing activities	$ (44,606,861)
Net increase in cash and restricted cash*	$ 8,392,190
Cash and restricted cash at beginning of period (including foreign currency)	$ 13,405,494
Cash and restricted cash at end of period (including foreign currency)	$ 21,797,684
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$ 10,218,775
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(63,732).

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

September 30, 2023
Cash	$ 6,733,956
Deposits for derivatives collateral:
Futures contracts	1,161,459
Centrally cleared derivatives	508,659
OTC derivatives	3,305,400
Deposits for forward commitment securities	2,076,000
Foreign currency	8,012,210
Total cash and restricted cash as shown on the Statement of Cash Flows	$21,797,684

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period (Common shares)	$ 10.510	$ 12.300	$ 13.570	$ 11.750	$ 14.450	$ 14.740
Income (Loss) From Operations
Net investment income(1)	$ 0.405	$ 0.705	$ 0.640	$ 0.756	$ 0.762	$ 0.826
Net realized and unrealized gain (loss)	(0.157)	(1.209)	(0.707)	2.271	(2.390)	(0.267)
Distributions to preferred shareholders: From net investment income(1)	(0.078)	(0.086)	(0.003)	(0.007)	(0.055)	(0.066)
Discount on redemption and repurchase of auction preferred shares(1)	—	—	—	—	—	0.035
Total income (loss) from operations	$ 0.170	$ (0.590)	$ (0.070)	$ 3.020	$ (1.683)	$ 0.528
Less Distributions to Common Shareholders
From net investment income	$ (0.470)*	$ (0.720)	$ (0.681)	$ (0.789)	$ (0.839)	$ (0.818)
Tax return of capital	—	(0.480)	(0.519)	(0.411)	(0.178)	—
Total distributions to common shareholders	$ (0.470)	$ (1.200)	$ (1.200)	$ (1.200)	$ (1.017)	$ (0.818)
Net asset value — End of period (Common shares)	$10.210	$10.510	$12.300	$13.570	$11.750	$14.450
Market value — End of period (Common shares)	$ 9.040	$ 9.850	$11.700	$12.630	$10.570	$12.650
Total Investment Return on Net Asset Value(2)	2.25% (3)	(3.98)%	(0.42)%	27.62%	(11.69)%	4.57% (4)
Total Investment Return on Market Value(2)	(3.49)% (3)	(5.30)%	1.70%	32.25%	(9.33)%	3.70%

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$1,186,618	$1,221,178	$1,429,150	$1,575,692	$1,365,197	$1,678,459
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees	1.22% (6)	1.29%	1.24%	1.33%	1.29%	1.31%
Interest and fee expense(7)	1.84% (6)	1.43%	0.53%	0.58%	1.33%	1.43%
Total expenses	3.06% (6)(8)	2.72% (8)	1.77%	1.91%	2.62%	2.74%
Net investment income	7.79% (6)	6.47%	4.83%	5.73%	5.33%	5.71%
Portfolio Turnover	109% (3)(9)	201% (9)	137% (9)	57% (9)	49%	34%
Senior Securities:
Total notes payable outstanding (in 000’s)	$ 333,000	$ 314,000	$ 578,000	$ 570,000	$ 525,000	$ 595,000
Asset coverage per $1,000 of notes payable(10)	$ 5,213	$ 5,577	$ 3,846	$ 4,143	$ 4,012	$ 4,184
Total preferred shares outstanding	8,640	8,640	8,640	8,640	8,640	8,640
Asset coverage per preferred share(11)	$ 79,045	$ 82,609	$ 69,999	$ 75,118	$ 71,062	$ 76,744
Involuntary liquidation preference per preferred share(12)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Approximate market value per preferred share(12)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its Auction Preferred Shares at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 4.31%.
(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(6)	Annualized.
(7)	Interest and fee expense relates to the notes payable, a portion of which was incurred to partially redeem the Fund’s Auction Preferred Shares (see Note 2).
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% and 0.01% of average daily net assets for the six months ended September 30, 2023 and the year ended March 31, 2023, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
(10)	Calculated by subtracting the Fund's total liabilities (not including the notes payable and preferred shares) from the Fund's total assets, and dividing the result by the notes payable balance in thousands.
(11)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 316%, 330%, 280%, 300%, 284% and 307% at September 30, 2023 and March 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(12)	Plus accumulated and unpaid dividends.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 3.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders.
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Expenses excluding interest and fees	0.86%	0.85%	0.83%	0.88%	0.86%	0.87%
Interest and fee expense	1.28%	0.94%	0.36%	0.38%	0.89%	0.95%
Total expenses	2.14%	1.79%	1.19%	1.26%	1.75%	1.82%
Net investment income	5.45%	4.24%	3.25%	3.79%	3.57%	3.79%

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of September 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At September 30, 2023, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the  Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the  Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 7 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.
In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
L  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
M  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
N  Interim Financial Statements—The interim financial statements relating to September 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Auction Preferred Shares
The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 160% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

The number of APS issued and outstanding at September 30, 2023 are as follows:
APS Issued and Outstanding
Series A	1,728
Series B	1,728
Series C	1,728
Series D	1,728
Series E	1,728
The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.
3  Distributions to Shareholders and Income Tax Information
The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at September 30, 2023, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:
	APS Dividend Rates at September 30, 2023	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)
Series A	8.73%	$1,821,677	8.43%	7.73-8.73
Series B	8.73	1,820,650	8.43	7.73-8.73
Series C	8.68	1,822,862	8.44	7.73-8.73
Series D	8.68	1,825,825	8.45	7.74-8.73
Series E	8.73	1,819,055	8.42	7.74-8.73
Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund's APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of September 30, 2023.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
Distributions in any year may include a return of capital component. For the six months ended September 30, 2023, the amount of distributions estimated to be a tax return of capital was approximately $14,641,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At March 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $219,516,627 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2023, $54,851,996 are short-term and $164,664,631 are long-term.
Additionally, at March 31, 2023, the Fund had a late year ordinary loss of $2,077,548 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at September 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,129,405,527
Gross unrealized appreciation	$ 16,516,472
Gross unrealized depreciation	(191,780,034)
Net unrealized depreciation	$ (175,263,562)
4  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets are calculated by deducting accrued liabilities of the Fund except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Fund, and the amount of any outstanding preferred shares issued by the Fund. Accrued liabilities are expenses incurred in the normal course of operations. For the six months ended September 30, 2023, the investment adviser fee amounted to $6,467,390. EVM also serves as administrator of the Fund, but receives no compensation.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended September 30, 2023, the investment adviser fee paid was reduced by $21,815 relating to the Fund’s investment in the Liquidity Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the six months ended September 30, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 207,063,729	$ 223,921,396
U.S. Government and Agency Securities	1,909,318,079	1,875,322,577
	$2,116,381,808	$2,099,243,973
6  Common Shares of Beneficial Interest
The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended September 30, 2023 and the year ended March 31, 2023.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended September 30, 2023 and the year ended March 31, 2023.
7  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2023 is included in the Portfolio of Investments. At September 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund utilizes futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund's net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $313,572. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $175,982 at September 30, 2023.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at September 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2023.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2023 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Accumulated loss	$ —	$ 91,893	$ 868,906*	$ 960,799
Receivable for open forward foreign currency exchange contracts	—	4,098,391	—	4,098,391
Total Asset Derivatives	$ —	$4,190,284	$ 868,906	$5,059,190
Derivatives not subject to master netting or similar agreements	$ —	$ 91,893	$ 868,906	$ 960,799
Total Asset Derivatives subject to master netting or similar agreements	$ —	$4,098,391	$ —	$4,098,391
Accumulated loss	$ —	$ (11,073)	$ (131,347)	$ (142,420)
Payable for open forward foreign currency exchange contracts	—	(208,682)	—	(208,682)
Payable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(104,890)	—	—	(104,890)
Total Liability Derivatives	$(104,890)	$ (219,755)	$(131,347)	$ (455,992)
Derivatives not subject to master netting or similar agreements	$ —	$ (11,073)	$(131,347)	$ (142,420)
Total Liability Derivatives subject to master netting or similar agreements	$(104,890)	$ (208,682)	$ —	$ (313,572)
*	For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of September 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Australia and New Zealand Banking Group Limited	$ 51,178	$ (37,244)	$ —	$ —	$ 13,934	$ —
Bank of America, N.A.	527,739	(671)	—	(527,068)	—	780,000
Citibank, N.A.	21,732	(21,732)	—	—	—	—
Goldman Sachs International	289,029	(33,814)	—	(250,000)	5,215	250,000
HSBC Bank USA, N.A.	1,425,157	(8,066)	(1,417,091)	—	—	—
NatWest Group PLC	36,974	—	—	—	36,974	—
Standard Chartered Bank	1,322,290	—	—	(1,322,290)	—	1,500,000
State Street Bank and Trust Company	410,163	(121,970)	(288,193)	—	—	680,000
The Toronto-Dominion Bank	14,129	—	—	—	14,129	—
	$4,098,391	$(223,497)	$(1,705,284)	$(2,099,358)	$70,252	$3,210,000

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Australia and New Zealand Banking Group Limited	$ (37,244)	$ 37,244	$ —	$ —	$ —	$ —
Bank of America, N.A.	(671)	671	—	—	—	—
Citibank, N.A.	(111,807)	21,732	80,582	9,493	—	95,400
Goldman Sachs International	(33,814)	33,814	—	—	—	—
HSBC Bank USA, N.A.	(8,066)	8,066	—	—	—	—
State Street Bank and Trust Company	(121,970)	121,970	—	—	—	—
	$(313,572)	$223,497	$80,582	$9,493	$ —	$ 95,400
Total — Deposits for derivatives collateral — OTC derivatives						$3,305,400
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended September 30, 2023 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$ 758,808	$ 758,808
Swap contracts	(17,129)	—	—	(17,129)
Forward foreign currency exchange contracts	—	(185,572)	—	(185,572)
Total	$(17,129)	$ (185,572)	$ 758,808	$ 556,107
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ —	$ 1,300,889	$ 1,300,889
Swap contracts	20,527	—	—	20,527
Forward foreign currency exchange contracts	—	5,530,917	—	5,530,917
Total	$ 20,527	$5,530,917	$1,300,889	$6,852,333
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended September 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$37,467,000	$35,096,000	$200,137,000	$2,832,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

8  Credit Agreement
The Fund has entered into a Credit Agreement, as amended (the Agreement) with major financial institutions to borrow up to $800 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above either the Secured Overnight Financing Rate (SOFR) or the Federal Funds rate and is payable monthly. Under the terms of the Agreement, in effect through December 14, 2023, the Fund pays a facility fee of 0.25% per annum on the borrowing limit. In connection with the renewal of the Agreement on December 17, 2021, the Fund paid an upfront fee of $1,440,000 which is being amortized to interest expense over a period of two years through December 2023. The unamortized balance at September 30, 2023 is approximately $608,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At September 30, 2023, the Fund had borrowings outstanding under the Agreement of $333,000,000 at an annual interest rate of 6.33%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at September 30, 2023 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2023. Facility fees for the six months ended September 30, 2023 totaled $1,016,667 and are included in interest expense and fees on the Statement of Operations. For the six months ended September 30, 2023, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $302,382,514 and 6.50%, respectively.
9  Affiliated Investments
At September 30, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $37,072,107, which represents 3.1% of the Fund's net assets applicable to common shares. Transactions in such investments by the Fund for the six months ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.438%, 6/15/47	$ 342,690	$ —	$ —	$ —	$ (14,532)	$ 328,827	$ 8,683	$ 363,000
Series 2015-C23, Class D, 4.276%, 7/15/50	2,054,435	—	—	—	192,021	2,253,613	63,939	2,670,000
Series 2016-C29, Class D, 3.00%, 5/15/49	2,540,356	—	—	—	19,006	2,569,828	64,127	3,577,365
Series 2016-C32, Class D, 3.396%, 12/15/49	1,054,795	—	—	—	(4,930)	1,057,262	34,565	1,600,000
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	2,198,211	—	—	—	157,110	2,372,598	91,610	4,488,667
Series 2019-BPR, Class C, 8.972%, (1 mo. SOFR + 3.642%), 5/15/36	1,743,153	—	—	—	3,329	1,746,482	80,772	1,845,000
Short-Term Investments
Liquidity Fund	26,067,123	299,857,183	(299,180,809)	—	—	26,743,497	808,415	26,743,497
Total				$ —	$352,004	$37,072,107	$1,152,111

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 111,472,444	$ —	$ 111,472,444
Closed-End Funds	18,887,437	—	—	18,887,437
Collateralized Mortgage Obligations	—	141,926,289	—	141,926,289
Commercial Mortgage-Backed Securities	—	69,289,564	—	69,289,564
Common Stocks	790,944	6,427,593	89,061	7,307,598
Convertible Bonds	—	3,084,645	—	3,084,645
Corporate Bonds	—	638,669,389	—	638,669,389
Preferred Stocks	—	982,635	0	982,635
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	551,745,041	1,031,203	552,776,244
Sovereign Government Bonds	—	49,681,238	—	49,681,238
Sovereign Loans	—	5,507,310	—	5,507,310
U.S. Government Agency Mortgage-Backed Securities	—	322,603,457	—	322,603,457
Warrants	—	—	0	0
Miscellaneous	—	32,760	0	32,760
Short-Term Investments:
Affiliated Fund	26,743,497	—	—	26,743,497
U.S. Treasury Obligations	—	499,268	—	499,268
Total Investments	$ 46,421,878	$ 1,901,921,633	$ 1,120,264	$ 1,949,463,775
Forward Foreign Currency Exchange Contracts	$ —	$ 4,190,284	$ —	$ 4,190,284
Futures Contracts	868,906	—	—	868,906
Total	$ 47,290,784	$ 1,906,111,917	$ 1,120,264	$ 1,954,522,965
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (219,755)	$ —	$ (219,755)
Futures Contracts	(131,347)	—	—	(131,347)
Swap Contracts	—	(104,890)	—	(104,890)
Total	$ (131,347)	$ (324,645)	$ —	$ (455,992)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2023 is not presented.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Notes to Financial Statements (Unaudited) — continued

11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
12  Additional Information
On August 27, 2020, the Fund’s Board of Trustees (the “Board”) received a shareholder demand letter from counsel to Saba Capital Master Fund, Ltd., a hedge fund (“Saba”). Saba also filed claims against the Fund in a lawsuit in Suffolk County Superior Court in Massachusetts asserting breach of contract and fiduciary duty by the Fund and certain of its affiliates, the Fund’s adviser, and the Board, following the implementation by the Fund of by-law amendments that (i) require trustee nominees in contested elections to obtain affirmative votes of a majority of eligible shares in order to be elected and (ii) establish certain requirements related to shares obtained in “control share” acquisitions. With respect to the Fund, Saba seeks rescission of these by-law provisions and certain related relief. On March 31, 2021, the court allowed in part and denied in part a motion to dismiss Saba’s claims. Discovery is complete. On January 23, 2023, in ruling on the parties’ cross-motions for partial summary judgment, the court dismissed Saba’s claims for breach of fiduciary duty against the Board, while holding that the control share by-law amendment violated Section 18(i) of the 1940 Act. Additional claims and defenses will be addressed at trial, which is currently scheduled to begin in the Spring of 2024. While management of the Fund is unable to predict the outcome of this matter, it does not believe the outcome would result in the payment of any monetary damages by the Fund.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Limited Duration Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk in the context of investment grade and below investment grade investments. The Board considered the Adviser’s ability to implement the Fund’s investment strategy, including, with respect to the component of the Fund invested in below investment grade investments and bank loans, the Adviser’s deep and broad experience with investing in high-yield bonds and senior secured floating rate loans. The Board also considered, among other things, the Adviser’s experience investing in mortgage-backed securities and other investment grade instruments. As part of its evaluation, the Board considered the resources available to investment professionals of the Adviser. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index and lower than its custom benchmark index for the three-year period. The Board considered information provided by the Adviser in response to inquiries from the Contract Review Committee regarding factors that contributed to the Fund’s underperformance during the three-year period, including the Fund’s use of leverage relative to its custom benchmark index, and determined to continue to monitor the Fund’s performance.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

Eaton Vance
Limited Duration Income Fund
September 30, 2023
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser[1]
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*[2]
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Mr. Bowser began serving as Trustee effective January 4, 2023.
(2)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program. The Fund's Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund's repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund's annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Fund Offices
Two International Place
Boston, MA 02110

7731    9.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Eaton Vance Management (“EVM” or “Eaton Vance”) is the investment adviser of the Fund. Kelley Gerrity, Tara O’Brien, Catherine McDermott, Andrew Szczurowski, CFA and Eric Stein, CFA are the portfolio managers of Eaton Vance Limited Duration Income Fund. Mmes. Gerrity and McDermott and Messrs. Szczurowski and Stein are Vice President of EVM, manage other Eaton Vance portfolios and have been members of the Eaton Vance organization for more than five years. Ms. O’Brien became a portfolio manager of the Fund in June 2023. Ms. O’Brien is a Vice President of EVM and has been a member of the Eaton Vance organization for more than five years. This information is provided as of the date of filing this report.

The following table shows, as of September 30, 2023, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Kelley Gerrity(1)
Registered Investment Companies	7	$10,612.3	0	$0
Other Pooled Investment Vehicles	1	$20.6	0	$0
Other Accounts	0	$0	0	$0
Catherine C. McDermott
Registered Investment Companies	6	$3,759.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Eric A. Stein, CFA(1)
Registered Investment Companies	3	$6,262.7	0	$0
Other Pooled Investment Vehicles	1	$61.6	0	$0
Other Accounts	0	$0	0	$0
Andrew Szczurowski, CFA(1)
Registered Investment Companies	6	$11,337.5	0	$0
Other Pooled Investment Vehicles	2	$84.9	0	$0
Other Accounts	0	$0	0	$0
Tara O’Brien
Registered Investment Companies	1	$2,044.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(1)

This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investment vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of September 30, 2023.

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Fund
Kelley Gerrety	None
Catherine C. McDermott	None
Eric A. Stein, CFA	$1 - $10,000
Andrew Szczurowski, CFA	$10,001 - $50,000
Tara O’Brien	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Compensation Structure for EVM

The compensation structure of Eaton Vance and its affiliates that are investment advisers (for purposes of this section “Eaton Vance”) is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation granted to Eaton Vance employees is generally granted as a mix of deferred cash awards under the Investment Management Alignment Plan (IMAP) and equity-based awards in the form of stock units. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee of Morgan Stanley.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the adviser.

Incentive compensation. In addition to base compensation, portfolio managers may receive discretionary year-end compensation. Incentive compensation may include:

•	Cash bonus

•	Deferred compensation:

•

A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.

•

IMAP is a cash-based deferred compensation plan designed to increase the alignment of participants’ interests with the interests of clients. For eligible employees, a portion of their deferred compensation is mandatorily deferred into IMAP on an annual basis. Awards granted under IMAP are notionally invested in referenced funds available pursuant to the plan, which are funds advised by MSIM and its affiliates that are investment advisers. Portfolio managers are required to notionally invest a minimum of 40% of their account balance in the designated funds that they manage and are included in the IMAP notional investment fund menu.

•

Deferred compensation awards are typically subject to vesting over a multi-year period and are subject to cancellation through the payment date for competition, cause (i.e., any act or omission that constitutes a breach of obligation to the Funds, including failure to comply with internal compliance, ethics or risk management standards, and failure or refusal to perform duties satisfactorily, including supervisory and management duties), disclosure of proprietary information, and solicitation of employees or clients. Awards are also subject to clawback through the payment date if an employee’s act or omission (including with respect to direct supervisory responsibilities) causes a restatement of the firm’s consolidated financial results, constitutes a violation of the firm’s global risk management principles, policies and standards, or causes a loss of revenue associated with a position on which the employee was paid and the employee operated outside of internal control policies.

Eaton Vance compensates employees based on principles of pay-for-performance, market competitiveness and risk management. Eligibility for, and the amount of any, discretionary compensation is subject to a multi-dimensional process. Specifically, consideration is given to one or more of the following factors, which can vary by portfolio management team and circumstances:

•	Revenue and profitability of the business and/or each fund/account managed by the portfolio manager

•	Revenue and profitability of the Firm

•	Return on equity and risk factors of both the business units and Morgan Stanley

•	Assets managed by the portfolio manager

•	External market conditions

•	New business development and business sustainability

•	Contribution to client objectives

•	Team, product and/or MSIM and its affiliates that are investment advisers (including Eaton Vance) performance

•

The pre-tax investment performance of the funds/accounts managed by the portfolio manager (which may, in certain cases, be measured against the applicable benchmark(s) and/or peer group(s) over one, three and five-year periods)

•	Individual contribution and performance

Further, the firm’s Global Incentive Compensation Discretion Policy requires compensation managers to consider Further the only legitimate, business related factors when exercising discretion in determining variable incentive compensation, including adherence to Morgan Stanley’s core values, conduct, disciplinary actions in the current performance year, risk management and risk outcomes.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: November 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: November 21, 2023

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: November 21, 2023